As filed with the Securities and Exchange Commission on October 28, 1998


                                                     Registration No. 33-42466*
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       TO
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.       Exact name of trust:               MUNICIPAL SECURITIES TRUST, SERIES 52 & MULTI-STATE
                                            SERIES 41, SERIES 53 & MULTI-STATE SERIES 42

B.       Name of depositors:                REICH & TANG DISTRIBUTORS, INC.
                                            GRUNTAL & CO., L.L.C.

C. Complete address of depositors' principal executive offices:


                  REICH & TANG DISTRIBUTORS, INC.                      GRUNTAL & CO., L.L.C.
                  600 Fifth Avenue                                     One Liberty Plaza
                  New York, NY 10020                                   New York, NY 10006


D. Name and complete address of agent for service:


PETER J. DeMARCO                            LEE FENSTERSTOCK                            Copy of comments to:
Executive Vice President                    President                                   MICHAEL R. ROSELLA, ESQ.
Reich & Tang                                Gruntal & Co., L.L.C.                       Battle Fowler LLP
 Distributors, Inc.                         One Liberty Plaza                           75 East 55th Street
600 Fifth Avenue                            New York, NY 10006                          New York, NY 10022
New York, New York 10020                                                                (212) 856-6858


It is proposed that this filing become effective (check appropriate box)


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485

  on (       date       ) pursuant to paragraph (b)
  60 (       date       ) days after filing pursuant to paragraph (a)
  on (       date       ) pursuant to paragraph (a) of Rule 485

================================================================================
* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act). Said Prospectus covers units of undivided interest in Municipal Securities Trust, Series 52 & Multi- State Series 41 and Series 53 & Multi-State Series 42 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-42466 and 33-53854, respectively) under the Act. This constitutes Post-Effective Amendment No. 7 for Municipal Securities Trust, Series 52 and Multi-State Series 41, and Post-Effective Amendment No. 6 for Municipal Securities Trust, Series 53 & Multi-State Series 42.


         Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended June 30, 1998 on or about September 14, 1998.



213582.1

                    Prospectus Part A Dated October 28, 1998


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 52


--------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 52 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

          Some of the Bonds in the Portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre- Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


          Each Unit in the Trust represents a 1/3963rd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.



          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.37% of the Public Offering Price, which is the same as 3.49% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. See "Public Offering" in Part B of this Prospectus. In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased for sale on the Evaluation Date, the Public Offering Price per Unit would have been $886.60 plus accrued interest of $9.57 under the monthly distribution plan, $14.26 under the semi-annual distribution plan and $42.52 under the annual distribution plan, for a total of $896.17, $900.86 and $929.12, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)



          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond

                                       A-2
82503.1
practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.37% of the Public Offering Price (3.49% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


                                       A-3
82503.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 52


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998




Date of Deposit*:        September 25, 1991                         Minimum Principal Distribution:
Principal Amount of Bonds ... $3,360,000                               $1.00 per Unit.
Number of Units ............. 3,963                                 Weighted Average Life
Fractional Undivided Inter-                                            to Maturity:  9.9 Years.
 est in Trust per Unit ...... 1/3963                                Minimum Value of Trust:
Principal Amount of                                                    Trust may be terminated if
 Bonds per Unit ............. $847.84                                  value of Trust is less than
Secondary Market Public                                                $2,000,000 in principal amount
 Offering Price**                                                      of Bonds.
 Aggregate Bid Price                                                Mandatory Termination Date:
  of Bonds in Trust.......... $3,395,127+++                            The earlier of December 31,
 Divided by 3,963 Units ..... $856.71                                  2040 or the disposition of the
 Plus Sales Charge of 3.37%                                            last Bond in the Trust.
  of Public Offering                                                Trustee***:  The Chase
  Price...................... $29.89                                   Manhattan Bank.
 Public Offering Price                                              Trustee's Annual Fee:  Monthly
  per Unit .................. $886.60+                                 plan $.96 per $1,000; semi-
Redemption and Sponsors'                                               annual plan $.50 per $1,000;
 Repurchase Price                                                      and annual plan is $.32 per
 per Unit ................... $856.71+                                 $1,000.
                                     +++                            Evaluator:  Kenny S&P
                                     ++++                              Evaluation Services.
Excess of Secondary Market                                          Evaluator's Fee for Each
  Public Offering Price                                                Evaluation:  Minimum of $8
  over Redemption and                                                  plus $.25 per each issue of
  Sponsors' Repurchase                                                 Bonds in excess of 50 issues
  Price per Unit............. $29.89++++                               (treating separate maturities
Difference between Public                                              as separate issues).
  Offering Price per Unit                                           Sponsors:  Reich & Tang
  and Principal Amount per                                             Distributors, Inc. and Gruntal
  Unit Premium/(Discount) ... $38.76                                   & Co., L.L.C.
Evaluation Time:  4:00 p.m.                                         Sponsors' Annual Fee:  Maximum
  New York Time.                                                       of $.25 per $1,000 principal
                                                                       amount of Bonds (see "Trust
                                                                       Expenses and Charges" in
                                                                       Part B of this Prospectus).


                        PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option
                                                             -------          -----------            ------


Gross annual interest income# .........                      $58.03              $58.03              $58.03
Less estimated annual fees and
  expenses ............................                        1.88                1.85                1.56
Estimated net annual interest                               -------              ------              ------
  income (cash)# ......................                      $56.15              $56.18              $56.47
Estimated interest distribution# ......                        4.68               28.09               56.47
Estimated daily interest accrual# .....                       .1560               .1561               .1569
Estimated current return#++ ...........                       6.33%               6.34%               6.37%
Estimated long term return++ ..........                       3.25%               3.25%               3.28%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


                                       A-4
82503.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of June 30, 1998 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $9.57 monthly, $14.26 semi-annually and $42.52 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                          Distribu-
                                                                          tions of
                                           Distributions of Interest      Principal
                                          During the Period (per Unit)     During
                              Net Asset*              Semi-                  the
                 Units Out-     Value      Monthly    Annual     Annual    Period
Period Ended      standing     Per Unit    Option     Option     Option   (Per Unit)
------------     ----------   ----------   -------    ------     ------   ----------


June 30, 1996      4,603      $1,000.53    $65.25     $65.58     $66.09     -0-
June 30, 1997      4,316         883.84     61.14      61.35      66.26   $111.21
June 30, 1998      3,963         869.86     56.53      56.66      57.76      3.61




-----------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-5
82503.1

                         INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1998



DESCRIPTION OF PORTFOLIO*


                  The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 7 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of under writing syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 7.4% of the Bonds are obligations of state and local housing authorities; approximately 38.1% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and approximately 20.4% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Ten issues representing $3,360,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Federally Assisted Mortgage 1, Hospital 3, Mortgage Revenue 2, Resource Recovery 1, State University 1, Thruway 1 and University 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of June 30, 1998, $750,000 (approximately 22.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 7.4% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 57.3% were purchased at a premium and approximately 20.4% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------------------

* Changes in the Trust Portfolio: From July 1, 1998 to September 15, 1998, 2 Units were redeemed from the Trust.


                                       A-6
82503.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 52


In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 52 (the "Trust") at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, MA
September 22, 1998

Municipal Securities Trust, Series 52
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                               Redemption
           Aggregate                                        Coupon Rate/       Feature (2) (4)
Portfolio  Principal  Name of Issuer and Title    Ratings   Date(s) of         S.F.-Sinking Fund         Market
 No.       Amount           of Bonds               (1)      Maturity (2)       Ref.-Refunding Fund       Value (3)
1          $415,000   Broward Cnty. Fla. Res.       A3*     7.950%             Currently @ 100 S.F.      $446,054
                      Rcvry. Rev. Bonds (SES                12/01/2008         12/01/99 @ 103 Ref.
                      Broward Co., L.P. So.
                      Prjt.) Series 1984

2           500,000   Kentucky Dev. Finc. Auth.     NR      7.125              9/01/07 @ 100 S.F.         552,335
                      Hosp. Facs. Rev. Bonds (St.           9/01/2021          09/01/01 @ 102 Ref.
                      Claire Med. Cntr. Inc.
                      Prjt.) Series 1991

3           250,000   Maine St. Hsg. Auth. Mtg.     Aa2*    7.100              11/15/07 @ 100 S.F.        263,852
                      Purch. Bonds Series 1991 B            11/15/2016         11/15/01 @ 102 Ref.

4           280,000   Mich. St. Hosp. Finc. Auth.   Aaa*    7.500              9/15/09 @ 100 S.F.         313,600
                      (McLaren Obligated Group)             9/15/2021          9/15/01 @ 102 Ref.
                      Hosp. Rev. Bonds Series
                      1991 A

5           500,000   Mich. State Hosp. Finc.       Aaa*    7.500              2/15/12 @ 100 S.F.         551,515
                      Auth. Hosp. Rev. Bonds                2/15/2018          2/15/01 @ 102 Ref.
                      (Sisters of Mercy Hlth.
                      Corp.) Series 1991J

6           340,000   N.Y. State Dorm. Auth. City   Aaa*    7.625              7/01/06 @ 100 S.F.         370,674
                      Univ. Sys. Consldtd. Rev.             7/01/2020          7/01/00 @ 102 Ref.
                      Bonds Series 1990A

7           140,000   N.Y. State Dorm. Auth.        AAA     7.125              5/15/10 @ 100 S.F.         146,901
                      State Univ. Ed. Facs. Rev.            5/15/2017          5/15/99 @ 102 Ref.
                      Bonds Series 1989A

8           250,000   N.Y. State Thruway Auth.      AAA     7.250              1/01/04 @ 100 S.F.         273,823
                      Local Hwy. &  Bridge Serv.            1/01/2010          1/01/01 @ 102 Ref.
                      Cntrct. Bond Series 1991

9           435,000   S.D. Hsg. Dev. Auth.          AAA     7.150              5/01/12 @ 100 S.F.         459,730
                      Hmownership Mtg. Rev. Bonds           5/01/2027          5/01/01 @ 102 Ref.
                      Series 1991 A


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 52
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                               Redemption
           Aggregate                                        Coupon Rate/       Feature (2) (4)
Portfolio  Principal  Name of Issuer and Title    Ratings   Date(s) of         S.F.-Sinking Fund         Market
 No.       Amount           of Bonds               (1)      Maturity (2)       Ref.-Refunding Fund       Value (3)
10        $250,000    Ill. Hsg. Dev. Auth.             A+      0.000%             7/01/06 @ 13.676 S.F.  $16,643
                      Multi-Fam. Hsg. Rev. Bonds               7/01/2025          None
                      1983 Series A
        ----------                                                                                      ----------
        $3,360,000   Total Investments (Cost (3) $3,189,001)                                            $3,395,127
        ==========                                                                                      ==========

   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 52
Footnotes to Portfolio
--------------------------------------------------------------------------------



(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1998, the net unrealized appreciation of all bonds was comprised of the following:

               Gross unrealized appreciation       $208,615
               Gross unrealized depreciation         (2,489)
                                                  ----------
               Net unrealized appreciation         $206,126
                                                  ==========

(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 52
Statement of Net Assets
June 30, 1998
--------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $3,189,001)                            $    3,395,127
                                                                  --------------

Other Assets
     Accrued Interest                                                     65,087
                                                                  --------------
         Total Other Assets                                               65,087
                                                                  --------------

Liabilities
     Advance from Trustee                                                 12,977
                                                                  --------------
         Total Liabilities                                                12,977
                                                                  --------------

Excess of Other Assets over Total Liabilities                             52,110
                                                                  --------------

Net Assets (3,963 Units of Fractional Undivided
     Interest Outstanding, $869.86 per Unit)                      $    3,447,237
                                                                  ==============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 52
Statement of Operations
--------------------------------------------------------------------------------

                                                               For the Years Ended June 30,
                                                            1998       1997        1996
Investment Income
     Interest                                           $   241,785    $ 277,752   $ 320,490
                                                        -----------    ---------   ---------
Expenses
     Trustee's Fees                                           7,264      7,531         7,140
     Evaluator's Fee                                          2,369      1,991         2,200
     Sponsor's Advisory Fee                                     936      1,140         1,144
                                                        -----------    ---------   ---------
         Total Expenses                                      10,569     10,662        10,484
                                                        -----------    ---------   ---------
     Net Investment Income                                  231,216    267,090       310,006
                                                        -----------    ---------   ---------
Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                         19,985     (7,245)       14,092

     Unrealized Appreciation
         (Depreciation) on Investments                     (59,157)   (13,226)      (71,157)
                                                        -----------   ---------   ----------
     Net (Loss) on Investments                             (39,172)   (20,471)      (57,065)
                                                        -----------   ---------   ----------
     Net Increase
         in Net Assets
         Resulting From Operations                       $ 192,044  $ 246,619      $ 252,941
                                                        ==========  ===========    =========


   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 52
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               For the Years Ended June 30,
                                                            1998       1997        1996

Operations
Net Investment Income                                     $ 231,216   $  267,090   $ 310,006
Realized Gain (Loss)
     on Investments                                          19,985       (7,245)     14,092
Unrealized Appreciation
     (Depreciation) on Investments                          (59,157)     (13,226)    (71,157)
                                                            --------     --------    --------

       Net Increase in
         Net Assets Resulting
         From Operations                                      192,044       246,619   252,941
                                                              -------       -------   -------

Distributions to Certificateholders
     Investment Income                                        232,971       271,572   311,285
     Principal                                                 14,307       491,548      ----

Redemptions
     Interest                                                   5,324        4,103      2,364
     Principal                                                306,866      270,171    181,863
                                                              -------      -------    -------

       Total Distributions
         and Redemptions                                      559,468    1,037,394    495,512
                                                              -------    ---------    -------

       Total (Decrease)                                      (367,424)    (790,775)  (242,571)

Net Assets
     Beginning of Year                                     3,814,661    4,605,436   4,848,007
                                                           ---------    ---------   ---------
     End of Year (Including
      Undistributed Net Investment
      Income of $61,189, $68,268
      and $76,853, Respectively)                         $3,447,237   $3,814,661  $ 4,605,436
                                                         ==========   ==========  ===========


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 52
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a unit of the Trust outstanding: *

                                                        For the Years Ended June 30,
                                                      1998          1997         1996


Net Asset Value, Beginning of Year**                   $   883.84   $ 1,000.53   $ 1,012.96
                                                       ----------   ----------   ----------

      Interest Income                                       58.40        62.28        68.27
      Expenses                                              (2.55)       (2.39)       (2.23)
                                                       ----------   ----------   ----------
      Net Investment Income                                 55.85        59.83        66.04
                                                       ----------   ----------   ----------
      Net Gain or Loss on Investments(1)                    (8.81)       (4.54)      (11.66)
                                                       ----------   ----------   ----------
Total from Investment Operations                            47.04        55.35        54.38
                                                       ----------   ----------   ----------
Less Distributions
     to Certificateholders
         Income                                             56.27        60.90        66.31
         Principal                                           3.46       110.22        ----
     for Redemptions
         Interest                                            1.29          .92          .50
                                                       ----------   ----------   ----------
Total Distributions                                         61.02       172.04        66.81
                                                       ----------   ----------   ----------
Net Asset Value, End of Year**                           $ 869.86     $ 883.84    $1,000.53
                                                       ==========   ==========  ===========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.



-------------
     * Unless otherwise stated, based upon average units outstanding during the year of 4,140 ([4,316 + 3,963]/2) for 1998, 4,460 ([4,603 +
         4,316]/2) for 1997 and of 4,695 ([4,786 + 4,603]/2) for 1996.

    **   Based upon actual units outstanding



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 52
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Municipal Securities Trust, Series 52, (the "Trust") was organized on September 25, 1991 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Series 52
Notes to Financial Statements
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1998, 1997 and 1996, 353, 287 and 183 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,109, $3,159 and $3,750 and other expenses of $4,155, $4,372 and $3,390, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 52
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At June 30, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders             $     5,125,166
              Less Initial Gross Underwriting Commission              251,133
                                                              ---------------
                                                                    4,874,033
              Accumulated Cost of Securities Sold,
                 Matured or Called                                 (1,694,124)
              Net Unrealized Appreciation                             206,126
              Undistributed Net Investment Income                      61,189
              Undistributed Proceeds From Investments                      13
                                                            -----------------

                        Total                                $      3,447,237
                                                             ================

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $9,092.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                    Prospectus Part A Dated October 28, 1998


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 41
                             (MULTIPLIER PORTFOLIO)

--------------------------------------------------------------------------------


          The Trust consists of 3 separate unit investment trusts designated California Trust, New York Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsors, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of June 30, 1998 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


--------------------------------------------------------------------------------


                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (06/30/98)
                          ---------      ---------       -------------------

California Trust            1,377        $1,365,000            $1,010.11
New York Trust              3,747        $3,595,000            $1,059.21
Virginia Trust              2,013        $1,935,000            $1,068.91


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a


766992.1
discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio."

          The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 2.67% for the California Trust, 2.26% for the New York Trust and 3.60% for the Virginia Trust of the Public Offering Price, or 2.75% for the California Trust, 2.31% for the New York Trust and 3.73% for the Virginia Trust of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the


                                       A-2
766992.1

Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,010.11 plus accrued interest of $10.74 under the monthly distribution plan, $15.66 under the semi-annual distribution plan and $45.46 under the annual distribution plan, for a total of $1,020.85, $1,025.77 and $1,055.57, respectively. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,059.21 plus accrued interest of $10.47 under the monthly distribution plan, $16.01 under the semi-annual distribution plan and $50.19 under the annual distribution plan, for a total of $1,069.68, $1,075.22 and $1,109.40, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,068.91 plus accrued interest of $11.58 under the monthly distribution plan, $16.94 under the semi-annual distribution plan and $49.53 under the annual distribution plan, for a total of $1,080.49, $1,085.85 and $1,118.44, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return."

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information.")

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or

                                       A-3
766992.1
other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information." See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 2.67% for the California Trust, 2.26% for the New York Trust and 3.60% for the Virginia Trust of the Public Offering Price (2.75% for the California Trust, 2.31% for the New York Trust and 3.73% for the Virginia Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

                                       A-4
766992.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 41

                                CALIFORNIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998


Date of Deposit*:  September 25, 1991        Minimum Principal Distribution:
Principal Amount of Bonds .   $1,365,000        $1.00 per Unit.
Number of Units ...........   1,377          Weighted Average Life
Fractional Undivided Inter-                     to Maturity:  3.6 Years.
 est in Trust per Unit ....   1/1377         Minimum Value of Trust:
Principal Amount of                             Trust may be terminated if value
 Bonds per Unit ...........   $991.29           of Trust is less than $1,200,000
Secondary Market Public                         in principal amount of Bonds.
 Offering Price**                            Mandatory Termination Date:
 Aggregate Bid Price                            The earlier of December 31, 2040
   of Bonds in Trust ......   $1,353,746+++     or the disposition of the last
 Divided by 1,377 Units ...   $983.11           Bond in the Trust.
 Plus Sales Charge of                        Trustee***:  The Chase Manhattan
  2.67% of Public                               Bank.
  Offering Price ..........   $27.00         Trustee's Annual Fee:  Monthly
 Public Offering Price                          plan $1.05 per $1,000; semi-
  per Unit ................   $1,010.11+        annual plan $.60 per $1,000; and
Redemption and Sponsors'                        annual plan is $.35 per $1,000.
 Repurchase Price                            Evaluator:  Kenny S&P Evaluation
 per Unit .................   $983.11+          Services.
                                     +++     Evaluator's Fee for Each
                                     ++++       Evaluation:  Minimum of $5 plus
Excess of Secondary Market                      $.25 per each issue of Bonds in
 Public Offering Price                          excess of 50 issues (treating
 over Redemption and                            separate maturities as separate
 Sponsors' Repurchase                           issues).
 Price per Unit ...........   $27.00++++     Sponsors:  Reich & Tang
Difference between Public                       Distributors, Inc. and Gruntal &
 Offering Price per Unit                        Co., L.L.C.
 and Principal Amount per                    Sponsors' Annual Fee:  Maximum of
 Unit Premium/(Discount) ..   $18.82            $.25 per $1,000 principal amount
Evaluation Time:  4:00 p.m.                     of Bonds (see "Trust Expenses
 New York Time.                                 and Charges" in Part B of this
                                                Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly          Semi-Annual        Annual
                                          Option             Option           Option
                                          -------          -----------        ------


Gross annual interest income# .........     $61.25               $61.25         $61.25
Less estimated annual fees and
  expenses ............................       2.63                 2.21           1.87
Estimated net annual interest               ------               ------         ------
  income (cash)# ......................     $58.62               $59.04         $59.38
Estimated interest distribution# ......       4.89                29.52          59.38
Estimated daily interest accrual# .....      .1628                .1640          .1649
Estimated current return#++ ...........      5.80%                5.84%          5.88%
Estimated long term return++ ..........      2.58%                2.63%          2.66%
Record dates ..........................   1st of           Dec. 1 and       Dec. 1
                                          each month       June 1
Interest distribution dates ...........   15th of          Dec. 15 and      Dec. 15
                                          each month       June 15


                                       A-5
766992.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 41

                                 NEW YORK TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998




Date of Deposit*:  September 25, 1991        Minimum Principal Distribution:
Principal Amount of Bonds .   $3,595,000        $1.00 per Unit.
Number of Units ...........   3,747          Weighted Average Life
Fractional Undivided Inter-                     to Maturity:  2.2 Years.
 est in Trust per Unit ....   1/3747         Minimum Value of Trust:
Principal Amount of                             Trust may be terminated if value of
 Bonds per Unit ...........   $959.43           Trust is less than $2,000,000 in
Secondary Market Public                         principal amount of Bonds.
 Offering Price**                            Mandatory Termination Date:
 Aggregate Bid Price                            The earlier of December 31, 2040 or
  of Bonds in Trust .......   $3,879,098+++     the disposition of the last Bond in
 Divided by 3,747 Units ...   $1,035.25         the Trust.
 Plus Sales Charge of                        Trustee***:  The Chase Manhattan
  2.26% of Public                               Bank.
  Offering Price ..........   $23.96         Trustee's Annual Fee:  Monthly
 Public Offering Price                          plan $.96 per $1,000; semi-annual
  per Unit ................   $1,059.21+        plan $.50 per $1,000; and annual
Redemption and Sponsors'                        plan is $.32 per $1,000.
 Repurchase Price                            Evaluator:  Kenny S&P Evaluation
 per Unit .................   $1,035.25+        Services.
                                       +++   Evaluator's Fee for Each
                                       ++++     Evaluation:  Minimum of $5 plus
Excess of Secondary Market                      $.25 per each issue of Bonds in
 Public Offering Price                          excess of 50 issues (treating
 over Redemption and                            separate maturities as separate
 Sponsors' Repurchase                           issues).
 Price per Unit ...........   $23.96++++     Sponsors:  Reich & Tang
Difference between Public                    Distributors, Inc. and Gruntal &
 Offering Price per Unit                     Co., L.L.C.
 and Principal Amount per                    Sponsors' Annual Fee:  Maximum of
 Unit Premium/(Discount) ..   $99.78            $.25 per $1,000 principal amount
Evaluation Time:  4:00 p.m.                     of Bonds (see "Trust Expenses
 New York Time.                                 and Charges" in Part B of this
                                                Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly          Semi-Annual         Annual
                                          Option             Option            Option
                                          --------         -----------         ------


Gross annual interest income# .........     $67.93               $67.93         $67.93
Less estimated annual fees and
  expenses ............................       1.93                 1.55           1.65
Estimated net annual interest               ------               ------         ------
  income (cash)# ......................     $66.00               $66.38         $66.28
Estimated interest distribution# ......       5.50                33.19          66.28
Estimated daily interest accrual# .....      .1833                .1844          .1841
Estimated current return#++ ...........      6.23%                6.27%          6.41%
Estimated long term return ++ .........      2.74%                2.78%          2.77%
Record dates ..........................   1st of             Dec. 1 and       Dec. 1
                                          each month         June 1
Interest distribution dates ...........   15th of            Dec. 15 and      Dec. 15
                                          each month         June 15



                                       A-6
766992.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 41

                                 VIRGINIA TRUST

              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998




Date of Deposit*:  September 25, 1991        Minimum Principal Distribution:
Principal Amount of Bonds .   $1,935,000        $1.00 per Unit.
Number of Units ...........   2,013          Weighted Average Life
Fractional Undivided Inter-                     to Maturity:  8.8 Years.
 est in Trust per Unit ....   1/2013         Minimum Value of Trust:
Principal Amount of                             Trust may be terminated if value
 Bonds per Unit ...........   $961.25           of Trust is less than $1,200,000
Secondary Market Public                         in principal amount of Bonds.
 Offering Price**                            Mandatory Termination Date:
 Aggregate Bid Price                            The earlier of December 31, 2040
  of Bonds in Trust .......   $2,074,258+++     or the disposition of the last
 Divided by 2,013 Units ...   $1,030.43         Bond in the Trust.
 Plus Sales Charge of                        Trustee***:  The Chase Manhattan
  3.6% of Public                                Bank.
  Offering Price ..........   $38.48         Trustee's Annual Fee:  Monthly
 Public Offering Price                          plan $1.05 per $1,000; semi-annual
  per Unit ................   $1,068.91+        plan $.60 per $1,000; and annual
Redemption and Sponsors'                        plan is $.35 per $1,000.
 Repurchase Price                            Evaluator:  Kenny S&P Evaluation
 per Unit .................   $1,030.43+        Services.
                                             Evaluator's Fee for Each
                                                Evaluation:  Minimum of $5 plus
Excess of Secondary Market                      $.25 per each issue of Bonds in
 Public Offering Price                          excess of 50 issues (treating
 over Redemption and                            separate maturities as separate
 Sponsors' Repurchase                           issues).
 Price per Unit ...........   $38.48++++     Sponsors:  Reich and Tang
Difference between Public                       Distributors, Inc. and Gruntal &
 Offering Price per Unit                        Co., L.L.C.
 and Principal Amount per                    Sponsors' Annual Fee:  Maximum of
 Unit Premium/(Discount) ..   $107.66           $.25 per $1,000 principal amount
Evaluation Time:  4:00 p.m.                     of Bonds (see "Trust Expenses and
 New York Time.                                 Charges" in Part B of this
                                                Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly          Semi-Annual            Annual
                                          Option             Option               Option
                                          -------          -----------            ------


Gross annual interest income# .........     $65.79               $65.79             $65.79
Less estimated annual fees and
  expenses ............................       2.34                 1.83               1.30
Estimated net annual interest               ------               ------             ------
  income (cash)# ......................     $63.45               $63.96             $64.49
Estimated interest distribution# ......       5.29                31.98              64.49
Estimated daily interest accrual# .....      .1763                .1777              .1791
Estimated current return#++ ...........      5.94%                5.98%              6.03%
Estimated long term return ++ .........      2.74%                2.79%              2.84%
Record dates ..........................   1st of           Dec. 1 and           Dec. 1
                                          each month       June 1
Interest distribution dates ...........   15th of          Dec. 15 and          Dec. 15
                                          each month       June 15


                                       A-7
766992.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of June 30, 1998 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $10.74 monthly, $15.66 semi-annually and $45.46 annually for the California Trust, $10.47 monthly, $16.01 semi-annually and $50.19 annually for the New York Trust, and $11.58 monthly, $16.94 semi-annually and $49.53 annually for the Virginia Trust.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   #  Does not include accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                Distributions of Interest           tions of
                                                               During the Period (per Unit)         Principal
                                                               ----------------------------         During
                                               Net Asset*                    Semi-                    the
                               Units Out-        Value         Monthly       Annual       Annual     Period
Period Ended                    standing        Per Unit       Option        Option       Option    (Per Unit)
------------                   ----------      ----------      -------       ------       ------    ----------

California Trust
----------------

June 30, 1996                    1,650        $1,043.69         $63.97       $64.41       $65.36       $18.18
June 30, 1997                    1,551         1,023.36          61.54        62.03        63.41        20.84
June 30, 1998                    1,377         1,000.78          60.07        60.54        62.02        19.84

New York Trust
--------------

June 30, 1996                    4,722        $1,059.05         $67.93       $68.46        -0-          -0-
June 30, 1997                    4,467         1,055.16          66.88        67.34       $68.83       $4.35
June 30, 1998                    3,747         1,049.05          66.25        66.70        -0-          -0-

Virginia Trust
--------------

June 30, 1996                    2,295        $1,067.81         $65.07       $65.65        -0-         $23.04
June 30, 1997                    2,126         1,059.72          64.59        65.18       $65.77         9.20
June 30, 1998                    2,013         1,046.61          63.92        64.53        65.14         5.80


--------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.




                                       A-8
766992.1

                        INFORMATION REGARDING THE TRUSTS
                               AS OF JUNE 30, 1998


DESCRIPTION OF PORTFOLIOS*
-------------------------

California Trust
----------------


          Each Unit in the California Trust consists of a 1/1337th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $991.29 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the California Trust consists of 7 issues of 6 issuers located in California and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; 38.5% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Seven issues representing $1,365,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Electric 3, Hospital 2 and Transportation 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of June 30, 1998, $275,000 (approximately 20.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 11.0% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 73.3% were purchased at a premium and approximately 6.6% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------


* Changes in the Trust Portfolio: From July 1, 1998 to September 15, 1998, $30,000 of the principal amount of the Bond in portfolio No. 1 was sold and is no longer contained in the Trust. 10 Units were redeemed from the Trust.


                                       A-9
766992.1

New York Trust*
--------------

          Each Unit in the New York Trust consists of a 1/3747th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $959.43 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 12 issues of 12 issuers located in New York. None of the Bonds are obligations of state and local housing authorities; approximately 11.4% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $170,000 of the principal amount of the Bonds is a general obligation bond. All eleven of the remaining issues representing $3,425,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1, College 1, Correctional Facility 1, Education 1, Highway Improvement 1, Hospital 1, Mental Health Facility 1, Processing Center 1, Transit Facility 1 and University 3. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of June 30, 1997, $1,400,000 (approximately 38.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 61.1% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.




--------

* Changes in the Trust Portfolio: From July 1, 1998 to September 15, 1998, 1 Unit was redeemed from the Trust.


                                      A-10
766992.1

Virginia Trust
--------------

          Each Unit in the Virginia Trust consists of a 1/2013th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $961.25 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 7 issues of 6 issuers located in Virginia and 1 in Puerto Rico. Approximately 25.8% of the Bonds are obligations of state and local housing authorities; approximately 33.9% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds in the trust are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $60,000 of the principal amount of the Bonds is a general obligation bond. All six of the remaining issues representing $1,875,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric 1, Hospital 2, Resource Recovery 1, Multi-Family Housing 1 and Sewer 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of June 30, 1998, $600,000 (approximately 31.0% of the aggregate principal amount of the Bonds) were original issue discount bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 47.0% were purchased at a premium and approximately 22.0% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.





                                      A-11
766992.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 41


In our opinion, the accompanying statement of net assets, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of Municipal Securities Trust, Multi-State Series 41 (the "Trust") at June 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, MA
September 22, 1998

Municipal Securities Trust, Multi-State Series 41,
California Trust
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                                              Redemption
                 Aggregate                                            Coupon Rate/          Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of          S.F.-Sinking Fund            Market
     No.           Amount              of Bonds              (1)       Maturity(2)          Ref.-Refunding             Value(3)
     1              $400,000   Calif. Hlth. Facs.         A          6.950%           10/01/05 @ 100 S.F.                   $442,448
                               Fincg. Auth. Hosp. Rev.               10/01/2021       10/01/01 @ 102 Ref.
                               Bonds (San Diego Hosp.
                               Assoc.) Series 1991A

      2               125,000  Calif. Hlth. Facs.         AA-        6.750            7/01/11 @ 100 S.F.                     136,855
                               Fincg. Auth. Rev. Bonds               7/01/2021        7/01/01 @ 102 Ref.
                               (St. Joseph Hlth. Sys.)
                               Series 1991A

      3               170,000  Los Angeles Calif.         AAA        7.000            8/15/19 @ 100 S.F.                     178,675
                               Cnvntn. & Exhib. Cntr.                8/15/2020        8/15/99 @ 101.5 Ref.
                               Auth. Rfndg. Rev. Bonds
                               Certs. of Part. Series
                               1989A

      4                90,000  Los Angeles Calif.         Aaa*       6.750            7/01/07 @ 100 S.F.                      98,724
                               Trans. Commsn. Sales Tax              7/01/2011        7/01/01 @ 102 Ref.
                               Rev. Bonds Series 1991A

     5a               160,000  So. Calif. Publ. Pwr.      A          7.000            7/01/06 @ 100 S.F.                     171,016
                               Auth. Multiple Prjt.                  7/01/2009        7/01/00 @ 102 Ref.
                               Rev. Bonds Series 1989

     5b               240,000  So. Calif. Pub. Wwr.       AAA        7.000            7/01/06 @ 100 S.F.                     258,933
                               Auth. Multiple Prjt.                  7/01/2009        7/01/00 @ 102 Ref.
                               Rev. Bonds Series 1989

      6                30,000  P.R. Elec. Pwr. Auth.      BBB+       7.125            No Sinking Fund                         31,339
                               Pwr. Rev. Bonds                       7/01/2014        7/01/99 @ 101.5 Ref.
                               Series O

      7               150,000  Redding Cal. Elec. Sys.    AAA        0.000            7/01/15 @ 75.356 S.F.                   35,750
                               Rev. Certs. of Part.                  7/01/1999        7/01/99 @ 24.786 Ref.
                               Series 1989A (MBIA Corp.)
               ---------------                                                                                     -----------------
                   $1,365,000  Total Investments (Cost (3) $1,256,751)                                                    $1,353,740
               ===============                                                                                     =================


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 41,
New York Trust
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                                              Redemption
                 Aggregate                                            Coupon Rate/          Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of          S.F.-Sinking Fund            Market
     No.           Amount              of Bonds              (1)       Maturity(2)          Ref.-Refunding             Value(3)
      1               $30,000  N.Y. State Dorm. Auth.     Aaa*       7.625%           7/01/06 @ 100 S.F.                     $32,707
                               City Univ. Sys.                       7/01/2020        7/01/00 @ 102 Ref.
                               Consldtd. Rev. Bonds
                               Series 1990A

      2               155,000  Dorm. Auth. of the State   Baa1*      7.600            7/01/06 @ 100 S.F.                     168,626
                               of N.Y. Rev. Bonds                    7/01/2020        7/01/00 @ 102 Ref.
                               Upstate Cmmnty. Cllgs.
                               1990A Issue

      3               230,000  N.Y. State Dorm. Auth.     Aaa*       7.700            5/15/06 @ 100 S.F.                     250,116
                               State Univ. Ed. Facs.                 5/15/2012        5/15/00 @ 102 Ref.
                               Rev. Bonds Series 1990A

      4               500,000  N.Y. Local Gov. Asst.      AAA        7.000            4/01/16 @ 100 S.F.                     547,935
                               Corp. (A Pub. Benefit                 4/01/2021        4/01/01 @ 102 Ref.
                               Corp. of the State of
                               N.Y.) Rev. Bonds Series
                               1991C

      5               310,000  N.Y. State Mental Hlth.    A3*        7.375            No Sinking Fund                        328,352
                               Servs. Facs. Improvement              2/15/2014        8/15/99 @ 102 Ref.
                               Rev. Bonds Series 1989B

     6a                75,000  N.Y. State Med. Care       AAA        7.750            2/15/08 @ 100 S.F.                      83,270
                               Facs. Finc. Agncy.                    8/15/2011        2/15/01 @ 102 Ref.
                               Mental Hlth. Svs. Facs.
                               Imprvmt. Rev. Bonds
                               Series 1991A

     6b                25,000  N.Y. State Med. Care       A3*        7.750            2/15/08 @ 100 S.F.                      27,479
                               Facs. Finc. Agncy.                    8/15/2011        2/15/01 @ 102 Ref.
                               Mental Hlth. Svs. Facs.
                               Imprvmt. Rev. Bonds
                               Series 1991A

      7               500,000  N.Y. State Thruway Auth.   AAA        7.250            1/01/04 @ 100 S.F.                     547,645
                               Local Hwy. & Bridge                   1/01/2010        1/01/01 @ 102 Ref.
                               Serv. Cntrct. Bonds
                               Series 1991

   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 41,
New York Trust
Portfolio
June 30, 1998
--------------------------------------------------------------------------------
                                                                                              Redemption
                 Aggregate                                            Coupon Rate/          Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of          S.F.-Sinking Fund            Market
     No.           Amount              of Bonds              (1)       Maturity(2)          Ref.-Refunding             Value(3)
      8              $400,000  N.Y. State Urb. Dev.       Baa1*      6.000%           1/01/18 @ 100 S.F.                    $412,264
                               Corp. Correc. Facs. Rev.              1/01/2019        1/01/00 @ 100 Ref.
                               Bonds 1989 Series G

      9               500,000  N.Y. State Urb. Dev.       Baa1*      7.375            1/01/02 @ 100 S.F.                     547,984
                               Corp. Prjt. Rev. Bonds                1/01/2021        1/01/01 @ 102 Ref.
                               (Univ. of Rochester
                               Cntr. for Electro-Optic
                               Imaging Grant) Series
                               1991

     10               200,000  N.Y. State Urb. Dev.       Baa1*      8.000            1/01/01 @ 100 S.F.                     222,140
                               Corp. Prjt. Rev. Bonds                1/01/2020        1/01/01 @ 102 Ref.
                               (Clarkson Cntr. for
                               Advance Materials
                               Processing Grant) Series
                               1990

     11               500,000  Metro. Trans. Auth.        Aaa*       6.000            7/01/17 @ 100 S.F.                     519,845
                               Trans. Facs. 1987 Serv.               7/01/2019        7/01/00 @ 100 Ref.
                               Cntrct. Bonds Series 3

     12               170,000  NY City Gen. Oblig. Rev.   AAA        8.250            No Sinking Fund                        194,934
                               Bonds 1991 Ser. F                     11/15/2018       11/15/01 @ 101.5 Ref.
               --------------                                                                                      -----------------
                   $3,595,000           Total Investments (Cost (3) $3,541,964)                                           $3,883,297
               ==============                                                                                      =================

   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 41,
Virginia Trust
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                                              Redemption
                 Aggregate                                            Coupon Rate/          Feature (2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of          S.F.-Sinking Fund            Market
     No.           Amount              of Bonds              (1)       Maturity(2)          Ref.-Refunding             Value(3)
      1              $500,000  Va. Hsg. Dev. Auth.          AA+        7.100%            5/01/05 @ 100 S.F.                 $528,724
                               Multi.-Fam. Hsg. Rev.                   5/01/2013         5/01/01 @ 102 Ref.
                               Bonds Series 1991F

      2               230,000  Arlington Cnty. Va. Ind.     Aaa*       7.125             9/01/12 @ 100 S.F.                  254,799
                               Dev. Auth. Hosp. Rev.                   9/01/2021         9/01/01 @ 102 Ref.
                               Bonds (The Arlington
                               Hosp.) Series 1991A

      3               425,000  Augusta Cnty. Va. Ind.       A*         7.000             9/01/13 @ 100 S.F.                  468,456
                               Dev. Auth. Hosp. Rev.                   9/01/2021         9/01/01 @ 102 Ref.
                               Bonds (Augusta Hosp. Corp.
                               Prjt.) Series 1991

      4               180,000  Fairfax Cnty. Va. Econ.      A+         7.750             2/01/05 @ 100 S.F.                  188,941
                               Dev. Auth. Res. Rec. Rev.               2/01/2011         2/01/99 @ 103 Ref.
                               Bonds (Ogden Martin Sys.
                               of Fairfax Inc. Prjt.)
                               Series 1988A (AMT)

      5                60,000  Richmond Va. Genl. Oblig.    Aaa*       6.250             1/15/12 @ 100 S.F.                   64,316
                               Publ. Imprvmt. Rev. Bonds               1/15/2021         1/15/01 @ 102 Ref.
                               Series 1991A

      6               140,000  Upper Occoquan Va. Swg.      AAA        6.500             7/01/12 @ 100 S.F.                  152,256
                               Auth. Rgnl. Swrg. Sys.                  7/01/2017         7/01/01 @ 102 Ref.
                               Rev. Bonds Series 1991
                               (MBIA Corp.)

      7               400,000  P.R. Elec. Pwr. Auth. Rev.   BBB+       6.000             No Sinking Fund                     406,960
                               Bonds 1989 Series O                     7/01/2010         7/01/99 @ 100 Ref.
               ---------------                                                                                     -----------------
                   $1,935,000  Total Investments (Cost (3) $1,914,555)                                                    $2,064,452
               ===============                                                                                     =================


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 41,
Footnotes to Portfolios
--------------------------------------------------------------------------------

(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1998, the net unrealized appreciation of all bonds was comprised of the following:


                                                      California            New York                Virginia
                                                        Trust                Trust                   Trust

               Gross unrealized appreciation                $96,989             $341,333             $152,804


               Gross unrealized depreciation                     --                   --              (2,907)
                                                            -------             --------             --------
               Net unrealized appreciation                  $96,989             $341,333             $149,897
                                                            =======             ========             ========



(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Statement of Net Assets
June 30, 1998
--------------------------------------------------------------------------------

                                                            California Trust         New York Trust         Virginia Trust

Investments in Securities,
     at Market Value (Cost
     $1,256,751, $3,541,964 and
     $1,914,555, Respectively)                                  $  1,353,740           $  3,883,297           $  2,064,452
                                                                ------------           ------------           ------------

Other Assets
     Accrued Interest                                                 33,536                 98,830                 45,020
                                                                ------------           ------------           ------------
         Total Other Assets                                           33,536                 98,830                 45,020
                                                                ------------           ------------           ------------

Liabilities
     Advance from Trustee                                              9,198                 51,347                  2,648
                                                                ------------           ------------           ------------
         Total Liabilities                                             9,198                 51,347                  2,648
                                                                ------------           ------------           ------------

Excess of Other Assets over Total Liabilities                         24,338                 47,483                 42,372
                                                                ------------           ------------           ------------

Net Assets (1,377, 3,747 and 2,013 Units
     of Fractional Undivided Interest
     Outstanding, $1,000.78, $1,049.05
     and $1,046.61 per Unit, Respectively)                      $  1,378,078           $  3,930,780           $  2,106,824
                                                                ============           ============           ============

    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41,
California Trust
Statement of Operations
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Investment Income
     Interest                                          $     93,154                $   104,684           $   124,180
                                                       ------------                -----------           -----------

Expenses
     Trustee's Fees                                           2,398                      2,982                 3,080
     Evaluator's Fee                                          1,482                      1,364                 1,375
     Sponsor's Advisory Fee                                     408                        445                   723
                                                       ------------                -----------           -----------

         Total Expenses                                       4,288                      4,791                 5,178
                                                       ------------                -----------           -----------

     Net Investment Income                                   88,866                     99,893               119,002
                                                       ------------                -----------           -----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         10,187                      7,393               105,826

     Unrealized Appreciation
         (Depreciation) on Investments                      (15,493)                    (7,106)             (123,995)
                                                       ------------                -----------           -----------

     Net Gain (Loss) on Investments                          (5,306)                       287               (18,169)
                                                       ------------                -----------           -----------

     Net Increase
         in Net Assets
         Resulting From Operations                     $     83,560                $   100,180           $   100,833
                                                       ============                ===========           ===========


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41,
New York Trust
Statement of Operations
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Investment Income
     Interest                                           $   262,297                $   317,665           $   334,386
                                                        -----------                -----------           -----------

Expenses
     Trustee's Fees                                           6,104                      5,774                 6,207
     Evaluator's Fee                                          1,484                      1,364                 1,375
     Sponsor's Advisory Fee                                   1,140                      1,203                 1,205
                                                        -----------                -----------           -----------

         Total Expenses                                       8,728                      8,341                 8,787
                                                        -----------                -----------           -----------

     Net Investment Income                                  253,569                    309,324               325,599
                                                        -----------                -----------           -----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         43,597                     21,099                17,279

     Unrealized Appreciation
         (Depreciation) on Investments                      (60,295)                   (20,110)                8,008
                                                        -----------                -----------           -----------

     Net Gain (Loss) on Investments                         (16,698)                       989                25,287
                                                        -----------                -----------           -----------

     Net Increase
         in Net Assets
         Resulting From Operations                      $   236,871                $   310,313           $   350,886
                                                        ===========                ===========           ===========

    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41,
Virginia Trust
Statement of Operations
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Investment Income
     Interest                                           $   136,177                $   150,212           $   155,713
                                                        -----------                -----------           -----------

Expenses
     Trustee's Fees                                           3,415                      3,742                 3,476
     Evaluator's Fee                                          1,478                      1,364                 1,375
     Sponsor's Advisory Fee                                     548                        564                   602
                                                        -----------                -----------           -----------

         Total Expenses                                       5,441                      5,670                 5,453
                                                        -----------                -----------           -----------

     Net Investment Income                                  130,736                    144,542               150,260
                                                        -----------                -----------           -----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         12,855                     16,819                17,036

     Unrealized Appreciation
         (Depreciation) on Investments                      (26,693)                   (14,136)              (26,643)
                                                        -----------                -----------           -----------

     Net Gain (Loss) on Investments                         (13,838)                     2,683                (9,607)
                                                        -----------                -----------           -----------

     Net Increase
         in Net Assets
         Resulting From Operations                      $   116,898                $   147,225           $   140,653
                                                        ===========                ===========           ===========

    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41,
California Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1997                     1996                    1995
Operations
Net Investment Income                                     $     88,866            $     99,893         $     119,002
Realized Gain
     on Investments                                             10,187                   7,393               105,826
Unrealized Appreciation
     (Depreciation) on Investments                             (15,493)                 (7,106)             (123,995)
                                                          ------------            ------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                 83,560                 100,180               100,833
                                                          ------------            ------------         -------------

Distributions to Certificateholders
     Investment Income                                          87,591                  99,139               121,900
     Principal                                                  27,939                  32,654                29,997

Redemptions
     Interest                                                    3,202                   1,401                10,520
     Principal                                                 173,986                 101,839               482,521
                                                          ------------            ------------         -------------

         Total Distributions
             and Redemptions                                   292,718                 235,033               644,938
                                                          ------------            ------------         -------------

         Total (Decrease)                                     (209,158)               (134,853)             (544,105)

Net Assets
     Beginning of Year                                       1,587,236               1,722,089             2,266,194
                                                          ------------            ------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $37,416, $39,343
         and $39,990, Respectively)                       $  1,378,078            $  1,587,236          $  1,722,089
                                                          ============            ============          ============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41,
New York Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Operations
Net Investment Income                                      $   253,569            $    309,324         $     325,599
Realized Gain
     on Investments                                             43,597                  21,099                17,279
Unrealized Appreciation
     (Depreciation) on Investments                             (60,295)                (20,110)                8,008
                                                           -----------            ------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                236,871                 310,313               350,886
                                                           -----------            ------------         -------------

Distributions to Certificateholders
     Investment Income                                         253,197                 318,374               328,613
     Principal                                                    ----                   9,363                  ----

Redemptions
     Interest                                                   16,602                   4,645                 2,058
     Principal                                                 749,678                 265,380               146,228
                                                           -----------            ------------         -------------

         Total Distributions
             and Redemptions                                 1,017,477                 597,762               476,899
                                                           -----------            ------------         -------------

         Total (Decrease)                                     (782,606)               (287,449)             (126,013)

Net Assets
     Beginning of Year                                       4,713,386               5,000,835             5,126,848
                                                           -----------            ------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $51,680, $67,910
         and $81,605, Respectively)                       $  3,930,780            $  4,713,386          $  5,000,835
                                                          ============            ============          ============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Virginia Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Operations
Net Investment Income                                     $    130,736            $    144,542         $     150,260
Realized Gain
     on Investments                                             12,855                  16,819                17,036
Unrealized Appreciation
     (Depreciation) on Investments                             (26,693)                (14,136)              (26,643)
                                                          ------------            ------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                116,898                 147,225               140,653
                                                          ------------            ------------         -------------
Distributions to Certificateholders
     Investment Income                                         131,776                 144,966               151,002
     Principal                                                  11,896                  19,559                53,107

Redemptions
     Interest                                                    1,609                   3,197                 1,617
     Principal                                                 117,768                 177,143               111,216
                                                          ------------            ------------         -------------
         Total Distributions
             and Redemptions                                   263,049                 344,865               316,942
                                                          ------------            ------------         -------------

         Total (Decrease)                                     (146,151)               (197,640)             (176,289)

Net Assets
     Beginning of Year                                       2,252,975               2,450,615             2,626,904
                                                          ------------            ------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $32,563, $35,212,
         and $38,833, Respectively)                       $  2,106,824            $  2,252,975          $  2,450,615
                                                          ============            ============          ============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Financial Highlights
--------------------------------------------------------------------------------


         Selected data for a unit of the Trust outstanding:*

                                                                                  For the years ended June 30,
                                                                           1998               1997             1996
         California Trust

         Net Asset Value, Beginning of Year**                            $ 1,023.36       $ 1,043.69        $ 1,075.55
                                                                         ----------       ----------        ----------

             Interest Income                                                  63.63            65.41             66.11
             Expenses                                                         (2.93)           (2.99)            (2.76)
                                                                         ----------       ----------        ----------
             Net Investment Income                                            60.70            62.42             63.35
                                                                         ----------       ----------        ----------
             Net Gain or Loss on Investments(1)                               (2.18)             .47             (8.75)
                                                                         ----------       ----------        ----------

         Total from Investment Operations                                     58.52            62.89             54.60
                                                                         ----------       ----------        ----------

         Less Distributions
             to Certificateholders
                 Income                                                       59.83            61.94             64.89
                 Principal                                                    19.08            20.40             15.97
             for Redemptions
                 Interest                                                      2.19              .88              5.60
                                                                         ----------       ----------        ----------

         Total Distributions                                                  81.10            83.22             86.46
                                                                         ----------       ----------        ----------

         Net Asset Value, End of Year**                                  $ 1,000.78       $ 1,023.36        $ 1,043.69
                                                                         ==========       ==========        ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

----------------
    * Unless otherwise stated, based upon average units outstanding during the year of 1,464 ([1,551 + 1,377]/2) for 1998, 1,601 ([1,650 +
         1,551]/2) for 1997 and of 1,879 ([2,107 + 1,879]/2) for 1996, for the
         California Trust.

     **   Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Financial Highlights
--------------------------------------------------------------------------------


         Selected data for a unit of the Trust outstanding:*

                                                                                    For the years ended June 30,
                                                                           1998                1997             1996

         New York Trust

         Net Asset Value, Beginning of Year**                            $ 1,055.16       $ 1,059.05        $ 1,055.12
                                                                         ----------       ----------        ----------

             Interest Income                                                  63.87            69.14             69.80
             Expenses                                                         (2.13)           (1.82)            (1.83)
                                                                         ----------       ----------        ----------
             Net Investment Income                                            61.74            67.32             67.97
                                                                         ----------       ----------        ----------
             Net Gain or Loss on Investments(1)                               (2.16)            1.13              4.99
                                                                         ----------       ----------        ----------

         Total from Investment Operations                                     59.58            68.45             72.96
                                                                         ----------       ----------        ----------

         Less Distributions
             to Certificateholders
                 Income                                                       61.55            69.29             68.60
                 Principal                                                  ----                2.04           ----
             for Redemptions
                 Interest                                                      4.04             1.01               .43
                                                                         ----------       ----------        ----------

         Total Distributions                                                  65.69            72.34             69.03
                                                                         ----------       ----------        ----------

         Net Asset Value, End of Year**                                  $ 1,049.05       $ 1,055.16        $ 1,059.05
                                                                         ==========       ==========        ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

------------------
    * Unless otherwise stated, based upon average units outstanding during the year of 4,107 ([4,467 + 3,747]/2) for 1998, 4,595 ([4,722 +
         4,467]/2) for 1997 and of 4,791 ([4,859 + 4,722]/2) for 1996, for the
         New York Trust.

     **   Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Financial Highlights
--------------------------------------------------------------------------------


         Selected data for a unit of the Trust outstanding:*

                                                                                    For the years ended June 30,
                                                                           1998                1997             1996

         Virginia Trust

         Net Asset Value, Beginning of Year**                            $ 1,059.72       $ 1,067.81        $ 1,095.46
                                                                         ----------       ----------        ----------

             Interest Income                                                  65.79            67.95             66.36
             Expenses                                                         (2.63)           (2.57)            (2.32)
                                                                         ----------       ----------        ----------
             Net Investment Income                                            63.16            65.38             64.04
                                                                         ----------       ----------        ----------
             Net Gain or Loss on Investments(1)                               (6.08)            2.41             (4.02)
                                                                         ----------       ----------        ----------

         Total from Investment Operations                                     57.08            67.79             60.02
                                                                         ----------       ----------        ----------

         Less Distributions
             to Certificateholders
                 Income                                                       63.66            65.58             64.35
                 Principal                                                     5.75             8.85             22.63
             for Redemptions
                 Interest                                                       .78             1.45               .69
                                                                         ----------       ----------        ----------

         Total Distributions                                                  70.19            75.88             87.67
                                                                         ----------       ----------        ----------

         Net Asset Value, End of Year**                                  $ 1,046.61       $ 1,059.72        $ 1,067.81
                                                                         ==========       ==========        ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

------------------
    * Unless otherwise stated, based upon average units outstanding during the year of 2,070 ([2,126 + 2,013]/2) for 1998, 2,211 ([2,295 +
         2,126]/2) for 1997 and of 2,347 ([2,398 + 2,295]/2) for 1996, for the
         Virginia Trust.

     **   Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 41
Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Multi-State Series 41, (the "Trust") was organized on September 25, 1991 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 41
Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended June 30, 1998, 174, 720 and 113 units were redeemed by the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1997, 99, 255 and 169 units were redeemed by the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1996, 457, 137 and 103 units were redeemed by the California, New York and Virginia Trusts, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.05, $.32 to $.96 and $.35 to $1.05 per $1,000 of outstanding investment principal for the California, New York and Virginia Trusts, respectively. In addition, a minimum fee of $5.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor for each Trust. For the year ended June 30, 1998, the "Trustee's Fees" are comprised of Trustee fees of $1,512, $3,344 and $2,076, and other expenses of $886, $2,760 and $1,339 for the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1997, the "Trustee's Fees" are comprised of Trustee fees of $1,677, $3,825 and $2,260, and other expenses of $1,305, $1,949 and
         $1,482 for the California, New York and Virginia Trusts, respectively. For the year ended, June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,039, $3,775 and $2,189, and other expenses of $1,041, $2,432 and $1,287 for the California, New York and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 41
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

       At June 30, 1998, the net assets of the Trust represented the interest of

         Certificateholders as follows:                                    California           New York           Virginia
                                                                                Trust              Trust              Trust

         Original cost to Certificateholders                             $  3,054,212       $  5,030,128       $  3,095,008
         Less Initial Gross Underwriting Commission                           149,656            246,476            151,655
                                                                         ------------       ------------       ------------
                                                                            2,904,556          4,783,652          2,943,353
         Accumulated Cost of Securities Sold,
              Matured or Called                                            (1,660,891)        (1,241,688)        (1,028,798)
         Net Unrealized Appreciation                                           96,989            341,333            149,897
         Undistributed Net Investment Income                                   37,416             51,680             32,563
         Undistributed (Distributions in Excess of)
              Proceeds From Investments                                             8             (4,197)             9,809
                                                                         ------------       ------------       ------------

                      Total                                              $  1,378,078       $  3,930,780       $  2,106,824
                                                                         ============       ============       ============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000, 5,000 and 3,000 units of fractional undivided interest of the California Trust, New York Trust and Virginia Trust, respectively, as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $13,086 for the California Trust.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                    Prospectus Part A Dated October 28, 1998


                           MUNICIPAL SECURITIES TRUST

                                    SERIES 53




          The Trust is a unit investment trust designated Series 53
("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

                  Some of the Bonds in the Portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued


143633.1
with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre- Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part
A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


          Each Unit in the Trust represents a 1/3595th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.



          PUBLIC OFFERING PRICE. The secondary market Public Offering
Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.32% of the Public Offering Price, which is the same as 5.62% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $989.93 plus accrued interest of $10.08 under the monthly distribution plan, $14.68 under the semi-annual distribution plan and $41.77 under the annual distribution plan, for a total of $1,000.01, $1,004.61 and $1,031.70, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is

                                       A-2



143633.1
measured in terms of "Estimated Current Return" and "Estimated Long Term
Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                                       A-3



143633.1

          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.32% of the Public Offering Price (5.62% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)




                                       A-4



143633.1

                           MUNICIPAL SECURITIES TRUST
                                    SERIES 53


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998



Date of Deposit*:  November 19, 1992                    Minimum Principal Distribution:
Principal Amount of Bonds .. $3,300,000                     $1.00 per Unit.
Number of Units ...........       3,595                     Weighted Average Life
Fractional Undivided Interest                               to Maturity:  22.15 Years.
in Trust per Unit ... 1/3595                            Minimum Value of Trust:
Principal Amount                                            Trust may be terminated if
   Bonds per Unit ...........   $917.94                     value of Trust is less than
Secondary Market Public                                     $1,600,000 in principal amount
   Offering Price**                                         of Bonds.
Aggregate Bid Price                                     Mandatory Termination Date:
   of Bonds in Trust ....... $3,369,382+++                  The earlier of December 31,
Divided by 3,595 Units ...      $937.24                     2041 or the disposition of the
Plus Sales Charge of                                        last Bond in the Trust.
5.32% of Public                                         Trustee***:  The Chase Manhattan
 Offering Price**                                           Bank.
Offering Price...........        $52.69                     Trustee's Annual Fee:  Monthly plan
Public Offering Price                                       $1.10 per $1,000; semi-annual
 per Unit ................      $989.93+                    plan $.63 per $1,000; and annual
Redemption and Sponsor's                                    plan is $.36 per $1,000.
 Repurchase Price                                       Evaluator:  Kenny S&P Evaluation
per Unit .................      $937.24+                   Services.
                                       ++               Evaluator's Fee for Each
                                       +++                  Evaluation:  Minimum of $5 plus $.25
Excess of Secondary Market                                  per each issues (treating separate
 Public Offering Price                                      issues).
 over Redemption and                                    Sponsors:  Reich & Tang Distributors, Inc.
 Sponsor's Repurchase                                       and Gruntal & Co., L.L.C.
 Per Unit ...........            $52.69++++            Sponsors' Annual Fee:  Maximum of $.25 per
Difference between Public                                   $1,000 principal amount of Bonds
 Offering Price per Unit                                    (see "Trust Expenses and Charges" in
 and Principal Amount per                                   Part B of this Prospectus).
 Unit Premium/(Discount) ..      $71.99
Evaluation Time:  4:00 p.m.
 New York Time.


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED



                                                            Monthly            Semi-Annual              Annual
                                                            Option               Option                 Option
                                                            ------             -----------              ------

Gross annual interest income# .........                        $56.13               $56.13               $56.13
Less estimated annual fees and
  expenses ............................                          2.15                 1.68                 1.58
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $53.98               $54.45               $54.55
Estimated interest distribution# ......                          4.50                27.23                54.55
Estimated daily interest accrual# .....                         .1499                .1513                .1515
Estimated current return#++ ...........                         5.45%                5.50%                5.51%
Estimated long term return++ ..........                         3.40%                3.45%                3.46%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15



                                       A-5



143633.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** The proceeds from securities distributable as of June 30, 1998 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $10.08 monthly, $14.68 semi-annually and $41.77 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)              During
                                         Net Asset*                                       Semi-       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


June 30, 1996             3,913           $917.46          $55.18          $55.69           $58.60      $78.25
June 30, 1997             3,722            939.27           55.01           55.51            54.75        2.07
June 30, 1998             3,595            951.42           55.57           55.11            54.67        7.18



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6



143633.1

                         INFORMATION REGARDING THE TRUST
                               AS OF JUNE 30, 1998



DESCRIPTION OF PORTFOLIO*


          The portfolio of the Trust consists of 9 issues representing obligations of issuers located in 7 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 13.9% of the Bonds are obligations of state and local housing authorities; approximately 33.3% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and approximately 10.6% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Nine issues representing $3,300,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Hospital 3, Multi-Family Housing 1, Nursing Home 1, Pollution Facility 1, Single Family Mortgage Revenue 1, Toll Road 1 and Transportation 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.



          As of June 30, 1998, $220,000 (approximately 6.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $220,000 (approximately 6.7% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 65.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 13.6% were purchased at a premium and approximately 13.9% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


         None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

----------

* Changes in the Trust Portfolio: From July 1, 1998 to September 15, 1998, $30,000 of the principal amount of the Bond in portfolio no. 6 was called and is no longer contained in the Trust.


                                       A-7



143633.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Series 53


In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 53 (the "Trust") at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, MA
September 22, 1998

Municipal Securities Trust, Series 53
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature(2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F. -Sinking Fund        Market
     No.           Amount              of Bonds              (1)      Maturity (2)        Ref. - Refunding        Value (3)
      1              $100,000  Calif. Health  Facs.           A      6.950%           10/01/05 @ 100 S.F.            $110,612
                               Fincg. Auth. Hosp. Rev.               10/01/2021       10/01/01 @ 102 Ref.
                               Bonds (San Diego Hosp.
                               Assoc.) Series 1991 A

      2               500,000  Il. Hlth. Facs. Auth.         A2*     6.800            1/01/16 @ 100 S.F.              535,335
                               Rev. Bonds (Alexian                   1/01/2022        1/01/02 @ 102 Ref.
                               Bros. Med. Center Inc.
                               Project) Series 1992 A

      3               370,000  Il. State Toll Hwy.           A+      6.375            1/01/13 @ 100 S.F.              400,736
                               Authority Toll. Hwy.                  1/01/2015        1/01/03 @ 102 Ref.
                               Priority Rev. Bonds 1992
                               Series A

      4               460,000  Village of Streamwood         Aa*     6.700            5/01/07 @ 100 S.F.              484,789
                               Il. Multi-Fam. Hsg. Rev.              11/01/2028       1/01/01 @ 103 Ref.
                               Bonds (FHA Insrd. Mtg.
                               Loan-Southgate Manors
                               Project) Series 1992

     5a               125,000  Ind. Trans. Finc. Auth.      Aaa*     6.250            11/01/12 @ 100 S.F.             137,298
                               Arpt. Facs. Lease Rev.                11/01/2016       11/01/02 @ 102 Ref.
                               Bonds Series A

     5b               215,000  Ind. Trans. Finc. Auth.       A1*     6.250            11/01/12 @ 100 S.F.             232,847
                               Arpt. Facs. Lease Rev.                11/01/2016       11/01/02 @ 102 Ref.
                               Bonds Series A

      6               350,000  N.M. Mtg. Finc. Auth.         AA      6.900            1/01/13 @ 100 S.F.              371,081
                               Hosp. Sngle. Fam. Mtg.                7/01/2024        7/01/02 @ 102 Ref.
                               Purch. Rfndg. Sr. Bonds
                               Series A

      7               460,000  Richland Cnty. S.C.           A1*     6.550            No Sinking Fund                 500,328
                               Poll. Cntrl. Rev. Rfndg.              11/01/2020       11/01/02 @ 102 Ref.
                               Bonds (Union Camp Corp.
                               Project) Series 1992 C



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 53
Portfolio
June 30, 1998
--------------------------------------------------------------------------------

                                                                                             Redemption
                 Aggregate                                            Coupon Rate/         Feature(2)(4)
  Portfolio      Principal     Name of Issuer and Title   Ratings      Date(s) of        S.F. -Sinking Fund        Market
     No.           Amount              of Bonds              (1)      Maturity (2)        Ref. - Refunding        Value (3)
      8              $500,000  Wisc. Hlth. & Ed. Facs.    A2*        6.600%           8/15/12 @ 100 S.F.             $536,830
                               Auth. (Mercy Hosp. of                 8/15/2022        8/15/02 @ 102 Ref.
                               Janesville) Rev. Bonds
                               Series 1992
      9               220,000  Savannah Ga. Econ. Dev.    Aaa*       0.000            No Sinking Fund                  61,321
                               Auth. Rev. Bonds                      12/01/2021       None
                               (Southern Care Corp.
                               Fac.) Series 1991 C
               ---------------                                                                                  --------------
                   $3,300,000  Total Investments (Cost (3) $3,102,151)                                             $3,371,177
               ===============                                                                                  ==============



   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Series 53
Footnotes to Portfolio
--------------------------------------------------------------------------------

(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

(2) See "The Trust -- Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1998, the net unrealized appreciation of all bonds was comprised of the following:

               Gross unrealized appreciation     $269,026
               Gross unrealized depreciation           --
                                                 --------
               Net unrealized appreciation       $269,026
                                                 ========



(4) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 53
Statement of Net Assets
June 30, 1998
--------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $3,102,151)              $    3,371,177
                                                    --------------

Other Assets
     Accrued Interest                                       68,206
                                                    --------------
         Total Other Assets                                 68,206
                                                    --------------

Liabilities
     Advance from Trustee                                   19,043
                                                    --------------
         Total Liabilities                                  19,043
                                                    --------------

Excess of Other Assets over Total Liabilities               49,163
                                                    --------------

Net Assets (3,595 Units of Fractional Undivided
     Interest Outstanding, $951.42 per Unit)        $    3,420,340
                                                    ==============



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 53
Statement of Operations
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Investment Income
     Interest                                           $   211,282                $   224,174           $   227,870
                                                        -----------                -----------           -----------

Expenses
     Trustee's Fees                                           5,795                      5,612                 5,240
     Evaluator's Fee                                          2,369                      2,182                 2,200
     Sponsor's Advisory Fee                                     892                        901                   993
                                                        -----------                -----------           -----------

         Total Expenses                                       9,056                      8,695                 8,433
                                                        -----------                -----------           -----------

     Net Investment Income                                  202,226                    215,479               219,437
                                                        -----------                -----------           -----------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                         15,238                      9,014                  (796)

     Unrealized Appreciation
         (Depreciation) on Investments                       54,689                     80,360                38,796
                                                        -----------                -----------           -----------

     Net Gain on Investments                                 69,927                     89,374                38,000
                                                        -----------                -----------           -----------

     Net Increase
         in Net Assets
         Resulting From Operations                      $   272,153                $   304,853           $   257,437
                                                        ===========                ===========           ===========


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 53
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the Years Ended June 30,
                                                            1998                     1997                    1996
Operations
Net Investment Income                                     $    202,226           $     215,479         $     219,437
Realized Gain (Loss)
     on Investments                                             15,238                   9,014                  (796)
Unrealized Appreciation
     (Depreciation) on Investments                              54,689                  80,360                38,796
                                                          ------------           -------------         -------------

          Net Increase in
                Net Assets Resulting
                From Operations                                272,153                 304,853               257,437
                                                          ------------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         200,566                 213,736               217,390
     Principal                                                  26,191                   7,705               309,714

Redemptions
     Interest                                                    1,688                   2,283                   771
     Principal                                                 119,343                 175,178                40,989
                                                          ------------           -------------         -------------

         Total Distributions
             and Redemptions                                   347,788                 398,902               568,864
                                                          ------------           -------------         -------------

         Total (Decrease)                                      (75,635)                (94,049)             (311,427)

Net Assets
     Beginning of Year                                       3,495,975               3,590,024             3,901,451
                                                          ------------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $63,224, $63,252
         and $63,792, Respectively)                       $  3,420,340            $  3,495,975          $  3,590,024
                                                          ============            ============          ============


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 53
Financial Highlights
--------------------------------------------------------------------------------

         Selected data for a unit of the Trust outstanding: *
                                                                                    For the years ended June 30,
                                                                              1998             1997             1996

         Net Asset Value, Beginning of Year**                            $   939.27       $   917.46        $   985.71
                                                                         ----------       ----------        ----------

             Interest Income                                                  57.74            58.72             57.90
             Expenses                                                         (2.47)           (2.28)            (2.14)
                                                                         ----------       ----------        ----------
             Net Investment Income                                            55.27            56.44             55.76
                                                                         ----------       ----------        ----------
             Net Gain or Loss on Investments(1)                               19.31            23.97             10.13
                                                                         ----------       ----------        ----------

         Total from Investment Operations                                     74.58            80.41             65.89
                                                                         ----------       ----------        ----------
         Less Distributions
             to Certificateholders
                 Income                                                       54.81            55.99             55.24
                 Principal                                                     7.16             2.01             78.70
             for Redemptions
                 Interest                                                       .46              .60               .20
                                                                         ----------       ----------        ----------

         Total Distributions                                                  62.43            58.60            134.14
                                                                         ----------       ----------        ----------

         Net Asset Value, End of Year**                                  $   951.42       $   939.27        $   917.46
                                                                         ==========       ==========        ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.

--------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,659 ([3,722 + 3,595]/2) for 1998, 3,818 ([3,913 +
         3,722]/2) for 1997 and of 3,936 ([3,958 + 3,913]/2) for 1996.

    **   Based upon actual units outstanding



    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Series 53
Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Municipal Securities Trust, Series 53, (the "Trust") was organized on November 19, 1992 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Series 53
Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended June 30, 1998, 1997 and 1996, 127, 191 and 45 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended June 30, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,668, $3,373 and $3,615 and other expenses of $2,127, $2,239 and $1,625, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Series 53
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At June 30, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders            $     3,995,388
            Less Initial Gross Underwriting Commission             195,774
                                                           ---------------
                                                                 3,799,614
            Accumulated Cost of Securities Sold,
                Matured or Called                                 (711,537)
            Net Unrealized Appreciation                            269,026
            Undistributed Net Investment Income                     63,224
            Undistributed Proceeds From Investments                     13
                                                           ---------------

               Total                                       $     3,420,340
                                                           ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $14,074.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                    Prospectus Part A Dated October 28, 1998



                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 42
                             (MULTIPLIER PORTFOLIO)
--------------------------------------------------------------------------------


          The Trust consists of 3 separate unit investment trusts designated California Trust, New York Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsors, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of June 30, 1998 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


--------------------------------------------------------------------------------


                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (06/30/98)
                          ---------      ---------       -------------------



California Trust           1,408        $1,410,000           $1,075.91
New York Trust             2,410        $2,170,000           $1,016.64
Virginia Trust             2,759        $2,750,000           $  888.63



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".


144361.1

          The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.17% for the California Trust, 3.94% for the New York Trust and 5.13% for the Virginia Trust of the Public Offering Price, or 3.27% for the California Trust, 4.10% for the New York Trust and 5.41% for the Virginia Trust of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,075.91 plus accrued interest of $10.69 under the monthly distribution plan, $15.42 under the semi-annual distribution plan and $45.03 under the annual distribution plan, for a total of $1,086.60, $1,091.33 and $1,120.94, respectively. If Units of the New York Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,016.64 plus accrued interest of $9.35 under the monthly distribution plan, $14.23


                                       A-2
144361.1
under the semi-annual distribution plan and $43.34 under the annual distribution plan, for a total of $1,025.99, $1,030.87 and $1,059.98, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $888.63 plus accrued interest of $10.66 under the monthly distribution plan, $15.71 under the semi-annual distribution plan and $47.06 under the annual distribution plan, for a total of $899.29, $904.34 and $935.69, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

144361.1

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.17% for the California Trust, 3.94% for the New York Trust and 5.13% for the Virginia Trust of the Public Offering Price (3.27% for the California Trust, 4.10% for the New York Trust and 5.41% for the Virginia Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

                                      A-4
144361.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 42

                                CALIFORNIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998




Date of Deposit*:  November 19, 1992              Minimum Principal Distribution:
Principal Amount of Bonds ... $1,410,000               $1.00 per Unit.
Number of Units .............  1,408              Weighted Average Life
Fractional Undivided Interest                          to Maturity:  5.4 Years.
in Trust per Unit ...........  1/1408             Minimum Value of Trust:
Principal Amount                                       Trust may be terminated if
   Bonds per Unit ........... $1,001.42                value of Trust is less than
Secondary Market Public                                $1,000,000 in principal amount
   Offering Price**                                    of Bonds.
Aggregate Bid Price                               Mandatory Termination Date:
   of Bonds in Trust ........ $1,466,850+++            The earlier of December 31,
Divided by 1,408 Units ...... $1,041.80                2041 or the disposition of the
Plus Sales Charge of                                   last Bond in the Trust.
3.17% of Public                                   Trustee***:  The Chase Manhattan
 Offering Price**                                      Bank.
Offering Price............... $34.11              Trustee's Annual Fee:  Monthly plan
Public Offering Price                                  $1.10 per $1,000; semi-annual
 per Unit ................... $1,075.91+               plan $.63 per $1,000; and annual
Redemption and Sponsor's                               plan is $.36 per $1,000.
 Repurchase Price                                 Evaluator:  Kenny S&P Evaluation
per Unit .................... $1,041.80+               Services.
                                       ++         Evaluator's Fee for Each
                                       +++             Evaluation:  Minimum of $5 plus $.25
Excess of Secondary Market                             per each issues (treating separate
 Public Offering Price                                 issues).
 over Redemption and                              Sponsors:  Reich & Tang Distributors, Inc.
 Sponsor's Repurchase                                  and Gruntal & Co., L.L.C.
 Per Unit ................... $34.11++++          Sponsors' Annual Fee:  Maximum of $.25 per
Difference between Public                              $1,000 principal amount of Bonds
 Offering Price per Unit                               (see "Trust Expenses and Charges" in
 and Principal Amount per                              Part B of this Prospectus).
 Unit Premium/(Discount) .... $74.49
Evaluation Time:  4:00 p.m.
 New York Time.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                              Monthly        Semi-Annual        Annual
                                              Option            Option           Option
                                              ------         -----------        -------


Gross annual interest income# .........       $58.93           $58.93            $58.93
Less estimated annual fees and
  expenses ............................         2.63             2.21              2.60
Estimated net annual interest                 ------           ------            ------
  income (cash)# ......................       $56.30           $56.72            $56.33
Estimated interest distribution# ......         4.69            28.36             56.33
Estimated daily interest accrual# .....        .1564            .1576             .1565
Estimated current return#++ ...........        5.23%            5.27%             5.48%
Estimated long term return++ ..........        2.97%            3.01%             2.97%
Record dates ..........................        1st of           Dec. 1 and        Dec. 1
                                               each month       June 1
Interest distribution dates ...........        15th of          Dec. 15 and       Dec. 15
                                               each month       June 15


                                       A-5
144361.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 42

                                 NEW YORK TRUST



              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998




Date of Deposit*:  November 19, 1992              Minimum Principal Distribution:
Principal Amount of Bonds ... $2,170,000               $1.00 per Unit.
Number of Units .............  2,410              Weighted Average Life
Fractional Undivided Interest                          to Maturity:  15.3 Years.
in Trust per Unit ...........  1/208                   Minimum Value of Trust:
Principal Amount                                       Trust may be terminated if
   Bonds per Unit ........... $1,001.42                value of Trust is less than
Secondary Market Public                                $1,000,000 in principal amount
   Offering Price**                                    of Bonds.
Aggregate Bid Price                               Mandatory Termination Date:
   of Bonds in Trust ........ $2,353,525+++            The earlier of December 31,
Divided by 2,410 Units ...... $976.57                  2041 or the disposition of the
Plus Sales Charge of 3.94%                             last Bond in the Trust.
of Public Offering Price  $40.07                  Trustee***:  The Chase Manhattan
                                                       Bank.
                                                  Trustee's Annual Fee:  Monthly plan
Public Offering Price                                  $1.10 per $1,000; semi-annual
 per Unit ................... $1,016.64                plan $.63 per $1,000; and annual
Redemption and Sponsor's                               plan is $.36 per $1,000.
 Repurchase Price                                 Evaluator:  Kenny S&P Evaluation
per Unit .................... $976.57+                 Services.
                                     ++           Evaluator's Fee for Each
                                     ++++         Evaluation:  Minimum of $5 plus $.25
Excess of Secondary Market                             per each issues (treating separate
 Public Offering Price                                 issues).
 over Redemption and                              Sponsors:  Reich & Tang Distributors, Inc.
 Sponsor's Repurchase                                  and Gruntal & Co., L.L.C.
 Per Unit ................... $40.07++++               Sponsors' Annual Fee:  Maximum of $.25 per
Difference between Public                              $1,000 principal amount of Bonds
 Offering Price per Unit                               (see "Trust Expenses and Charges" in
 and Principal Amount per                              Part B of this Prospectus).
 Unit Premium/(Discount) .... $116.23
Evaluation Time:  4:00 p.m.
 New York Time.





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                Monthly        Semi-Annual            Annual
                                                Option           Option               Option
                                               --------        -----------            -------


Gross annual interest income# .........         $60.35           $60.35               $60.35
Less estimated annual fees and
  expenses ............................           2.17             1.83                 2.05
Estimated net annual interest                   ------           ------               ------
  income (cash)# ......................         $58.18           $58.52               $58.30
Estimated interest distribution# ......           4.85            29.26                58.30
Estimated daily interest accrual# .....          .1616            .1626                .1619
Estimated current return#++ ...........          5.72%            5.76%                5.73%
Estimated long term return++ ..........          3.18%            3.22%                3.20%
Record dates ..........................         1st of           Dec. 1 and             Dec. 1
                                                each month       June 1
Interest distribution dates ...........         15th of          Dec. 15 and            Dec. 15
                                                each month       June 15


                                       A-6
144361.1

                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 42

                                 VIRGINIA TRUST


              SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1998



Date of Deposit*:  November 19, 1992           Minimum Principal Distribution:
Principal Amount of Bonds ... $2,750,000            $1.00 per Unit.
Number of Units ............. 2,759            Weighted Average Life
Fractional Undivided Interest                       to Maturity:  18.1 Years.
in Trust per Unit ........... 1/2759           Minimum Value of Trust:
Principal Amount                                    Trust may be terminated if
   Bonds per Unit ........... $996.74               value of Trust is less than
Secondary Market Public                             $1,000,000 in principal amount
   Offering Price**                                 of Bonds.
Aggregate Bid Price                            Mandatory Termination Date:
   of Bonds in Trust ........ $2,325,849+++         The earlier of December 31,
Divided by 2,759 Units ...... $843.00               2041 or the disposition of the
Plus Sales Charge of 5.13%                          last Bond in the Trust.
of Public Offering Price .... $45.63           Trustee***:  The Chase Manhattan
                                                    Bank.
                                               Trustee's Annual Fee:  Monthly plan
Public Offering Price                               $1.10 per $1,000; semi-annual
 per Unit ................... $888.63               plan $.63 per $1,000; and annual
Redemption and Sponsor's                            plan is $.36 per $1,000.
 Repurchase Price                              Evaluator:  Kenny S&P Evaluation
per Unit .................... $843.00+              Services.
                                     ++        Evaluator's Fee for Each
                                     ++++      Evaluation:  Minimum of $5 plus $.25
Excess of Secondary Market                          per each issues (treating separate
 Public Offering Price                              issues).
 over Redemption and                           Sponsors:  Reich & Tang Distributors, Inc.
 Sponsor's Repurchase                               and Gruntal & Co., L.L.C.
 Price per Unit ............. $45.63++++            Sponsors' Annual Fee:  Maximum of $.25 per
Difference between Public                           $1,000 principal amount of Bonds
 Offering Price per Unit                            (see "Trust Expenses and Charges" in
 and Principal Amount per                           Part B of this Prospectus).
 Unit Premium/(Discount) .... $(108.11)
Evaluation Time:  4:00 p.m.
 New York Time.


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                Monthly          Semi-Annual            Annual
                                                Option             Option               Option
                                               -------           -----------           --------

Gross annual interest income# .........         $49.54            $49.54               $49.54
Less estimated annual fees and
  expenses ............................           2.28              1.74                 2.08
Estimated net annual interest                   ------            ------               ------
  income (cash)# ......................         $47.26            $47.80               $47.46
Estimated interest distribution# ......           3.94             23.90                47.46
Estimated daily interest accrual# .....          .1313             .1328                .1318
Estimated current return#++ ...........          5.32%             5.38%                5.57%
Estimated long term return++ ..........          3.10%             3.16%                3.13%
Record dates ..........................         1st of            Dec. 1 and             Dec. 1
                                                each month        June 1
Interest distribution dates ...........         15th of           Dec. 15 and            Dec. 15
                                                each month        June 15


                                       A-7
144361.1

                  Footnotes to Summary of Essential Information

      * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


     ** Certain amounts distributable as of June 30, 1998 may be reported in the Summary of Essential Information as if they had been distributed as of year-end.


    *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
          1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


     + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $10.69 monthly, $15.42 semi-annually and $45.03 annually for the California Trust, $9.35 monthly, $14.23 semi-annually and $43.34 annually for the New York Trust, and $10.66 monthly, $15.71 semi-annually and $47.06 annually for the Virginia Trust.


    ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

   +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

  ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

     #    Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                                 Distributions of Interest          Principal
                                                                During the Period (per Unit)         During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual        Annual       Period
Period Ended              standing        Per Unit        Option          Option        Option      (Per Unit)
------------             ----------      ----------       -------         ------        ------      ----------


California Trust
June 30, 1996              1,611         $1,042.59        $58.03          $58.23          -0-          -0-
June 30, 1997              1,485          1,051.23         57.00           57.30        $60.14       $ 9.07
June 30, 1998              1,408          1,055.91         56.39           56.72          -0-         11.85

New York Trust
June 30, 1996              2,470           $979.23        $62.07          $62.53        $62.81       $41.85
June 30, 1997              2,460            983.18         59.12           59.49         60.94        16.54
June 30, 1998              2,410            989.52         58.17           58.51         58.56         5.06

Virginia Trust
June 30, 1996              2,985         $1,017.07        $60.83          $61.46          -0-          -0-
June 30, 1997              2,950          1,031.17         60.65           61.24        $63.21       $3.44
June 30, 1998              2,759          1,042.40         60.12           60.70          -0-         2.42







-------------------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.






                                       A-8
144361.1

                        INFORMATION REGARDING THE TRUSTS
                               AS OF JUNE 30, 1998


DESCRIPTION OF PORTFOLIOS
-------------------------


California Trust
----------------

          Each Unit in the California Trust consists of a 1/1408th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $1,001.42 of principal amount of the Bonds currently held in the Trust. The Sponsors have participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the California Trust consists of 7 issues representing obligations of 6 issuers located in California and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $125,000 of the aggregate principal amount of the Bonds is a general obligation bond. All 6 of the remaining issues representing $1,285,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Education 1, Park Redevelopment 2, Transit Facility 1, Transportation 1 and Water Development 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of June 30, 1998, $125,000 (approximately 8.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $125,000 (approximately 8.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 72.7% were purchased at a premium and approximately 18.4% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.





                                       A-9
144361.1

New York Trust
--------------


          Each Unit in the New York Trust consists of a 1/2410th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $900.41 of principal amount of the Bonds currently held in the Trust. The Sponsors have participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the New York Trust consists of 8 issues representing obligations of 7 issuers located in New York and 1 in Puerto Rico. Approximately 12.4% of the Bonds are obligations of state and local housing authorities; approximately 29.3% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $605,000 of the principal amount of the Bonds are general obligation bonds. All six of the remaining issues representing $1,565,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1, Highway 1, Hospital 2, Multi-Family Housing 1, and Water and Sewer 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of June 30, 1998, $300,000 (approximately 13.8% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 86.2% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the New York Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.









                                      A-10
144361.1

Virginia Trust*
--------------


          Each Unit in the Virginia Trust consists of a 1/2759th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $996.74 of principal amount of the Bonds currently held in the Trust. The Sponsors have participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which none of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 8 issues representing obligations of 7 issuers located in Virginia and 1 in Puerto Rico. Approximately 27.3% of the Bonds are obligations of state and local housing authorities; approximately 31.1% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. One issue comprising approximately 22.2% of the aggregate principal amount of the Bonds in the trust is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eight issues representing $2,750,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport 1, Electric 1, Hospital 2, Housing 2 and University 2. For an explanation of the significance of these factors see "The State Trusts-- Portfolios" in Part B of this Prospectus.

          As of June 30, 1998, $1,300,000 (approximately 47.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $150,000 (approximately 6.7% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 52.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Pennsylvania Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



-----------------
* Changes in the Trust Portfolio: From July 1, 1998 to September 15, 1998, the entire principal amount of the Bond in portfolio no. 1 was called and is no longer contained in the Trust.


                                      A-11
144361.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Municipal Securities Trust, Multi-State Series 42


In our opinion, the accompanying statement of net assets, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 42 (the "Trust") at June 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/S/PRICEWATERHOUSECOOPERS LLP
-----------------------------
PricewaterhouseCoopers LLP
Boston, MA
September 22, 1998

Municipal Securities Trust, Multi-State Series 42,
California Trust
Portfolio
June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Redemption
                 Aggregate                                          Coupon Rate/        Feature (2)(4)
   Portfolio     Principal    Name of Issuer and Title    Ratings    Date(s) of        S.F.-Sinking Fund        Market
      No.          Amount             of Bonds              (1)      Maturity (2)       Ref.-Refunding         Value (3)

      1          $260,000     Coachella Valley Ca.          A*      6.350%             No Sinking Fund         $287,082
                              Wtr. District 1992                    10/01/2004         10/01/02 @ 102 Ref.
                              Certs. of Part.  (Flood
                              Control Project)
                              Imprvmt. Distrct No. 71
                              (Storm Wtr. District)
                              (Riverside, Imperial, &
                              San Diego Cntys. Ca.)
      2           350,000     Fresno Cnty. Ca. Certs.       A2*     6.500              No Sinking Fund          372,665
                              of Part.  Fresno Unified              5/01/2006          5/01/00 @ 102 Ref.
                              Schl. District For
                              Project Phase IX Series
                              1992 B
      3           100,000     Los Angeles Cnty. Ca.         A+      6.200              No Sinking Fund          109,903
                              Trans. Cmmision.                      7/1/2004           None
                              Propstion.  C Sales Tax
                              Rev. Bonds Second Sr.
                              Bonds Series 1992 A
      4           315,000     Orange Cnty. Ca. Trans.       A1*     6.750              12/01/00 @ 100 S.F.      336,221
                              District Certs. of Part.              12/01/2005         12/01/00 @ 101 Ref.
                              (1990 Bus Acqstion.
                              Project) Fincg. Corp.
      5           120,000     City of Santa Monica Ca.      Aa*     6.200              No Sinking Fund          131,350
                              Redev. Agncy. Ocean Park              7/01/2005          7/01/02 @ 102 Ref.
                              Redev. Projects Rev.
                              Rfndg. Bonds Series 1992
      6           140,000     City of Santa Monica Ca.      Aa*     6.300              No Sinking Fund          153,590
                              Redev. Agncy. Ocean Park              7/01/2006          7/01/00 @ 102 Ref.
                              Redev. Projects Rev.
                              Rfndg. Bonds Series 1992
      7           125,000     Cmmnwlth. of P.R. Pub.         A      0.000              No Sinking Fund           87,548
                              Imprvmnt. Genl. Oblig.                7/01/2006          None
                              Rfndg. Rev. Bonds Series
                              1988
            -------------                                                                                  --------------
               $1,410,000           Total Investments (Cost (3) $1,376,713)                                  $1,478,359
            =============                                                                                  ==============


   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 42,
New York Trust
Portfolio
June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Redemption
                 Aggregate                                          Coupon Rate/        Feature (2)(4)
   Portfolio     Principal    Name of Issuer and Title    Ratings    Date(s) of        S.F.-Sinking Fund        Market
      No.          Amount             of Bonds              (1)      Maturity (2)       Ref.-Refunding         Value (3)

      1          $255,000     N.Y. State Genl. Oblig.        A      6.875%             No Sinking Fund         $283,412
                              Rev. Bonds                            3/01/2020          3/01/02 @ 102 Ref.
      2           270,000     N.Y. State Hsg. Finc.         AAA     6.500              2/15/15 @ 100 S.F.       283,859
                              Agncy. Insrd. Multi-Fam.              8/15/2024          8/15/02 @ 102 Ref.
                              Mtg. Hsg. Rev. Bonds
                              1992 Series C
      3            60,000     N.Y. Local Gov. Assis.        AAA     7.000              8/15/04 @ 100 S.F.        65,752
                              Corp. (A Pub. Benefit                 4/01/2016          4/01/01 @ 102 Ref.
                              Corp. of the State of
                              N.Y.) Rev. Bonds Series
                              1991 A
      4           350,000     N.Y. State Med. Care          AAA     6.650              8/15/04 @ 100 S.F.       381,630
                              Facs. Finc. Agncy. Hosp.              8/15/2032          8/15/02 @ 102 Ref.
                              & Nrsg. Home Insrd. Mtg.
                              Rev. Bonds 1992 Series C
     5a           110,000     N.Y. City Genl. Oblig.       Aaa*     7.000              No Sinking Fund          121,054
                              Rev. Bonds Series C                   8/01/2016          8/01/02 @ 101.5 Ref.
                              Subseries C1
     5b           240,000     N.Y. City Genl. Oblig.       BBB+     7.000              No Sinking Fund          270,347
                              Rev. Bonds Series C                   8/01/2016          8/01/02 @ 101.5 Ref.
                              Subseries C1
      6           300,000     N.Y. City Muni. Wtr.         Aaa*     6.000              6/15/17 @ 100 S.F.       306,702
                              Finc. Auth. Wtr. & Swr.               6/15/2019          6/15/99 @ 100 Ref.
                              Sys. Rev. Bonds Fiscal
                              1990 Series A
      7           285,000     Oneida N.Y. Hlth. Care         A      7.200              2/01/07 @ 100 S.F.       309,741
                              Corp. Mtg. Rev. Bonds                 8/01/2031          8/01/01 @ 102 Ref.
                              (FHA Insrd. Mtg.
                              Loan-Oneida Hlth. Care
                              Corp. Resdntl. Hlth.
                              Care Fac. Project)
                              Series 1991 A
      8           300,000     P.R. Cmmnwlth. Hwy. &         AAA     6.625              7/01/13 @ 100 S.F.       331,998
                              Trans. Auth. Hwy. Rev.                7/01/2018          7/01/02 @ 101.5 Ref.
                              Bonds Series
            -------------                                                                                  ------------
               $2,170,000     Total Investments (Cost (3) $2,190,398)                                        $2,354,495
            =============                                                                                   ============


 See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 42
Virginia Trust
Portfolio
June 30, 1998
-------------------------------------------------------------------------------------------------------------------------

                                                                                          Redemption
                 Aggregate                                          Coupon Rate/        Feature (2)(4)
   Portfolio     Principal    Name of Issuer and Title    Ratings    Date(s) of        S.F.-Sinking Fund        Market
      No.          Amount             of Bonds              (1)      Maturity (2)       Ref.-Refunding         Value (3)

      1          $500,000     Va. State Hsg. Dev.           AA+     6.900%             1/01/10 @ 100 S.F.      $500,000
                              Auth. Cmmnwlth. Mtg.                  7/01/2013          1/01/00 @ 102 Ref.
                              Rev. Bonds Series 1990B
      2           500,000     Albemarle Cnty. Va. Ind.      A+      6.500              10/01/13 @ 100 S.F.      537,670
                              Dev. Auth. Hlth. Servs.               10/01/2022         10/01/02 @ 102 Ref.
                              Rev. Bonds (The Univ. of
                              Va. Hlth. Servs.
                              Fndtion.) Series 1992
      3           250,000     Arlington Cnty. Va. Ind.     Aaa*     7.000              9/01/06 @ 100 S.F.       276,035
                              Dev. Auth. Hosp. Rev.                 9/01/2011          9/01/01 @ 102 Ref.
                              Bonds (The Arlington
                              Hosp.) Series 1991A
      4           250,000     Harrisonburg Va. Redev.       A*      6.500              9/01/07 @ 100 S.F.       267,800
                              & Hsg. Auth. Pub. Fac.                9/01/2014          9/01/01 @ 100 Ref.
                              Lease Rev. Bonds
                              (Rockingham Cnty. & City
                              of Harrisonburg Project)
                              Series 1991
      5           400,000     Loudon Cnty. Va. Ind.         A1*     6.250              5/15/13 @ 100 S.F.       425,892
                              Dev. Auth. Univ. Facs.                5/15/2022          5/15/02 @ 102 Ref.
                              Rev. Rfndg. Bonds (The
                              George Washington Univ.)
                              Series 1992
      6           250,000     Met. Wash. Va. Arpts.         AAA     6.250              10/01/20 @ 100 S.F.      270,170
                              Auth. Arpt. Sys. Rev.                 10/01/2021         10/01/02 @ 102 Ref.
                              Bonds Series 1992A (AMT) (MBIA Corp.)






   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 42
Virginia Trust
Portfolio
June 30, 1998
-------------------------------------------------------------------------------------------------------------------------

                                                                                          Redemption
                 Aggregate                                          Coupon Rate/        Feature (2)(4)
   Portfolio     Principal    Name of Issuer and Title    Ratings    Date(s) of        S.F.-Sinking Fund        Market
      No.          Amount             of Bonds              (1)      Maturity (2)       Ref.-Refunding         Value (3)

      7          $450,000     Peninsula Ports Auth. of      AA-     6.625%             7/01/11 @ 100 S.F.      $490,991
                              Va. Hlth. Sys. Rev. &                 7/01/2018          7/01/02 @ 102 Ref.
                              Rfndg. Bonds (Riverside
                              Hlth. Sys. Project)
                              Series 1992-A
      8           150,000     P.R. Elec. Pwr. Auth.        Baa1*    0.000              No Sinking Fund           57,288
                              Pwr. Rev. Bonds Series                7/01/2017          None
                              1989 O
            -------------                                                                                 -------------
               $2,750,000  Total Investments (Cost (3) $2,662,725)                                           $2,825,846
            =============                                                                                 =============








   See accompanying footnotes to portfolio and notes to financial statements.

Municipal Securities Trust, Multi-State Series 42
Footnotes to Portfolios
-------------------------------------------------------------------------------


(1) All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

                                           California    New York    Virginia
                                              Trust        Trust       Trust

        Gross unrealized appreciation       $101,646     $164,097    $178,401
        Gross unrealized depreciation             --           --     (15,280)
                                           ----------  -----------  ----------
        Net unrealized appreciation         $101,646     $164,097    $163,121
                                           ==========  ===========  ==========


(4) The Bonds may also be subject to other calls, which may be permitted or required to events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).









   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42

Statement of Net Assets
June 30, 1998
-------------------------------------------------------------------------------

Investments in Securities,                        California Trust    New York Trust    Virginia Trust
     at Market Value (Cost
     $1,376,713, $2,190,398 and
     $2,662,725, Respectively)                        $  1,478,359      $  2,354,495      $  2,825,846
                                                      ------------      ------------      ------------
Other Assets
     Accrued Interest                                       20,691            51,408            58,156
                                                      ------------      ------------      ------------
         Total Other Assets                                 20,691            51,408            58,156
                                                      ------------      ------------      ------------
Liabilities
     Advance from Trustee                                   12,329            21,170             8,020
                                                      ------------      ------------      ------------
         Total Liabilities                                  12,329            21,170             8,020
                                                      ------------      ------------      ------------
Excess of Other Assets over Total Liabilities                8,362            30,238            50,136
                                                      ------------      ------------      ------------
Net Assets (1,408, 2,410 and 2,759 Units
     of Fractional Undivided Interest
     Outstanding, $1,055.91, $989.52
     and $1,042.40 per Unit, Respectively)            $  1,486,721      $  2,384,733      $  2,875,982
                                                      ============      ============      ============








   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
California Trust
Statement of Operations
-------------------------------------------------------------------------------

                                           For the Years Ended June 30,
                                            1998       1997       1996

Investment Income
     Interest                            $ 88,876   $ 96,777  $120,547
                                         --------   --------  --------

Expenses
     Trustee's Fees                         2,479      2,788     3,337
     Evaluator's Fee                        1,482      1,364     1,375
     Sponsor's Advisory Fee                   398        481       625
                                         --------   --------   -------

         Total Expenses                     4,359      4,633     5,337
                                         --------   --------   -------

     Net Investment Income                 84,517     92,144   115,210
                                         --------   --------   -------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                        5,669      8,499    34,204

     Unrealized Appreciation
         (Depreciation) on Investments     14,651     15,799   (17,945)
                                         --------   --------   -------

     Net Gain on Investments               20,320     24,298    16,259
                                         --------   --------   -------

     Net Increase
         in Net Assets
         Resulting From Operations      $ 104,837  $ 116,442 $ 131,469
                                        =========  ========= =========






   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
New York Trust
Statement of Operations
-------------------------------------------------------------------------------



                                             For the Years Ended June 30,
                                             1998        1997       1996

Investment Income
     Interest                            $ 145,911   $ 151,756  $ 158,683
                                         ---------   ---------  ---------

Expenses
     Trustee's Fees                          4,017       3,782      3,992
     Evaluator's Fee                         1,482       1,364      1,375
     Sponsor's Advisory Fee                    584         618        617
                                         ---------   ---------  ---------

         Total Expenses                      6,083       5,764      5,984
                                         ---------   ---------  ---------

     Net Investment Income                 139,828     145,992    152,699
                                         ---------   ---------  ---------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                         3,262       3,749      7,072

     Unrealized Appreciation
         (Depreciation) on Investments      25,809      46,963     18,051
                                         ---------   ---------   --------

     Net Gain on Investments                29,071      50,712     25,123
                                         ---------   ---------   --------

     Net Increase
         in Net Assets
         Resulting From Operations       $ 168,899   $ 196,704  $ 177,822
                                         =========   =========  =========









    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
Virginia Trust
Statement of Operations
-------------------------------------------------------------------------------



                                              For the Years Ended June 30,
                                            1998         1997         1996

Investment Income
     Interest                           $ 181,384    $ 195,328    $ 188,688
                                        ---------    ---------    ---------

Expenses
     Trustee's Fees                         4,785        4,356        4,580
     Evaluator's Fee                        1,481        1,364        1,375
     Sponsor's Advisory Fee                   736          750          751
                                        ---------    ---------     --------

         Total Expenses                     7,002        6,470        6,706
                                        ---------    ---------     --------

     Net Investment Income                174,382      188,858      181,982
                                        ---------    ---------     --------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                       10,853        3,500         ----

     Unrealized Appreciation
         (Depreciation) on Investments     28,577       40,246        6,577
                                        ---------    ---------      -------

     Net Gain on Investments               39,430       43,746        6,577
                                        ---------    ---------      -------

     Net Increase
         in Net Assets
         Resulting From Operations      $ 213,812    $ 232,604    $ 188,559
                                        =========    =========    =========







   The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
California Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                              For the Years Ended June 30,
                                             1998        1997         1996

Operations
Net Investment Income                     $ 84,517    $ 92,144    $ 115,210
Realized Gain
     on Investments                          5,669       8,499       34,204
Unrealized Appreciation
     (Depreciation) on Investments          14,651      15,799      (17,945)
                                        ---------- ----------- ------------

          Net Increase in
                Net Assets Resulting
                From Operations            104,837     116,442      131,469
                                        ---------- ----------- ------------

Distributions to Certificateholders
     Investment Income                      80,718      88,861      114,352
     Principal                              16,815      14,159         ----

Redemptions
     Interest                                  955       1,464        5,640
     Principal                              80,704     130,490      497,616
                                       ----------- -----------  -----------

         Total Distributions
             and Redemptions               179,192     234,974      617,608
                                       ----------- -----------  -----------

         Total (Decrease)                  (74,355)   (118,532)    (486,139)

Net Assets
     Beginning of Year                   1,561,076   1,679,608    2,165,747
                                       ----------- -----------  -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $42,222, $39,378
         and $37,559, Respectively)    $ 1,486,721 $ 1,561,076  $ 1,679,608
                                       =========== ===========  ===========







    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
New York Trust
Statement of Changes in Net Assets
-------------------------------------------------------------------------------



                                               For the Years Ended June 30,
                                             1998         1997         1996

Operations
Net Investment Income                   $  139,828     $ 145,992   $ 152,699
Realized Gain
     on Investments                          3,262         3,749       7,072
Unrealized Appreciation
     (Depreciation) on Investments          25,809        46,963      18,051
                                        ----------   ----------- -----------

          Net Increase in
                Net Assets Resulting
                From Operations            168,899       196,704     177,822
                                        ----------   ----------- -----------

Distributions to Certificateholders
     Investment Income                     140,524       150,696     153,799
     Principal                              12,200        35,813     103,370

Redemptions
     Interest                                  987           368        ----
     Principal                              49,081         9,893        ----
                                       -----------   ----------- -----------

         Total Distributions
             and Redemptions               202,792       196,770     257,169
                                       -----------   ----------- -----------

         Total (Decrease)                  (33,893)          (66)    (79,347)

Net Assets
     Beginning of Year                   2,418,626     2,418,692   2,498,039
                                       -----------   ----------- -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $31,212, $32,895
         and $37,967, Respectively)    $ 2,384,733   $ 2,418,626 $ 2,418,692
                                       ===========   =========== ===========







    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42,
Virginia Trust
Statement of Changes in Net Assets
-------------------------------------------------------------------------------



                                                  For the Years Ended June 30,
                                               1998          1997         1996

Operations
Net Investment Income                      $ 174,382     $ 188,858    $ 181,982
Realized Gain
     on Investments                           10,853         3,500         ----
Unrealized Appreciation
     (Depreciation) on Investments            28,577        40,246        6,577
                                           ---------     ---------    ---------

          Net Increase in
                Net Assets Resulting
                From Operations              213,812       232,604      188,559
                                         -----------   -----------  -----------

Distributions to Certificateholders
     Investment Income                       173,054       180,532      182,243
     Principal                                 7,013        10,148         ----

Redemptions
     Interest                                  2,365           439          185
     Principal                               197,354        35,481       15,161
                                         -----------   -----------  -----------

         Total Distributions
             and Redemptions                 379,786       226,600      197,589
                                         -----------   -----------  -----------

         Total Increase (Decrease)          (165,974)        6,004       (9,030)

Net Assets
     Beginning of Year                     3,041,956     3,035,952    3,044,982
                                         -----------   -----------  -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $53,724, $54,761
         and $46,874, Respectively)      $ 2,875,982   $ 3,041,956  $ 3,035,952
                                         ===========   ===========  ===========







    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42

Financial Highlights
-------------------------------------------------------------------------------

         Selected data for a unit of the Trust outstanding:*
                                                                    For the years ended June 30,
                                                            1998            1997             1996

         California Trust

         Net Asset Value, Beginning of Year**         $ 1,051.23       $ 1,042.59        $ 1,037.73
                                                      ----------       ----------        ----------

             Interest Income                               61.42            62.52             65.20
             Expenses                                      (3.01)           (2.99)            (2.89)
                                                      ----------       ----------        ----------
             Net Investment Income                         58.41            59.53             62.31
                                                      ----------       ----------        ----------
             Net Gain or Loss on Investments(1)            14.33            16.61              7.45
                                                      ----------       ----------        ----------

         Total from Investment Operations                  72.74            76.14             69.76
                                                      ----------       ----------        ----------

         Less Distributions
             to Certificateholders
                 Income                                    55.78            57.40             61.85
                 Principal                                 11.62             9.15           ----
             for Redemptions
                 Interest                                    .66              .95              3.05
                                                      ----------       ----------        ----------

         Total Distributions                               68.06            67.50             64.90
                                                      ----------       ----------        ----------

         Net Asset Value, End of Year**               $ 1,055.91       $ 1,051.23        $ 1,042.59
                                                      ==========       ==========        ==========




(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.


    * Unless otherwise stated, based upon average units outstanding during the year of 1,447 ([1,485 + 1,408]/2) for 1998, 1,548 ([1,611 +
         1,485]/2) for 1997 and of 1,849 ([2,087 + 1,611]/2) for 1996, for the
         California Trust.

   **    Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42

Financial Highlights
-------------------------------------------------------------------------------


         Selected data for a unit of the Trust outstanding:*
                                                   For the years ended June 30,
                                                     1998      1997      1996

         New York Trust

         Net Asset Value, Beginning of Year**     $ 983.18  $ 979.23 $ 1,011.35
                                                  --------  -------- ----------

             Interest Income                         59.92     61.56      64.24
             Expenses                                (2.50)    (2.33)     (2.42)
                                                  --------  -------- ----------
             Net Investment Income                   57.42     59.23      61.82
                                                  --------  -------- ----------
             Net Gain or Loss on Investments(1)      12.05     20.54      10.18
                                                  --------  -------- ----------
         Total from Investment Operations            69.47     79.77      72.00
                                                  --------  -------- ----------

         Less Distributions
             to Certificateholders
                 Income                              57.71     61.13      62.27
                 Principal                            5.01     14.54      41.85
             for Redemptions
                 Interest                              .41       .15    ----
                                                  --------   -------  ---------

         Total Distributions                         63.13     75.82     104.12
                                                  --------   -------  ---------

         Net Asset Value, End of Year**           $ 989.52  $ 983.18   $ 979.23
                                                  ========  ========   ========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.



    * Unless otherwise stated, based upon average units outstanding during the year of 2,435 ([2,460 + 2,410]/2) for 1998, 2,465 ([2,470 +
         2,460]/2) for 1997 and of 2,470 ([2,470 + 2,470]/2) for 1996, for the
         New York Trust.

   **   Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42

Financial Highlights
-------------------------------------------------------------------------------


       Selected data for a unit of the Trust outstanding:*
                                                  For the years ended June 30,
                                                  1998        1997       1996

       Virginia Trust

       Net Asset Value, Beginning of Year**   $ 1,031.17 $ 1,017.07  $ 1,014.99
                                              ---------- ----------  ----------

           Interest Income                         63.53      65.82       63.05
           Expenses                                (2.45)     (2.18)      (2.24)
                                              ---------- ----------  ----------
           Net Investment Income                   61.08      63.64       60.81
                                              ---------- ----------  ----------
           Net Gain or Loss on Investments(1)      14.05      14.86        2.23
                                              ---------- ----------  ----------

       Total from Investment Operations            75.13      78.50       63.04
                                              ---------- ----------  ----------

       Less Distributions
           to Certificateholders
               Income                              60.61      60.83       60.90
               Principal                            2.46       3.42     ----
           for Redemptions
               Interest                              .83        .15         .06
                                              ---------- ----------  ----------

       Total Distributions                         63.90      64.40       60.96
                                              ---------- ----------  ----------

       Net Asset Value, End of Year**         $ 1,042.40 $ 1,031.17  $ 1,017.07
                                              ========== ==========  ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1997, 1996 and 1995, respectively, and the dates of net gain and loss on investments.



    * Unless otherwise stated, based upon average units outstanding during the year of 2,855 ([2,950 + 2,759]/2) for 1998, 2,968 ([2,985 +
       2,460]/2) for 1997 and of 2,993 ([3,000 + 2,985]/2) for 1996, for the
       Virginia Trust.

   **  Based upon actual units outstanding


    The accompanying notes form an integral part of the financial statements.

Municipal Securities Trust, Multi-State Series 42

Notes to Financial Statements
-------------------------------------------------------------------------------




1.       Organization

         Municipal Securities Trust, Multi-State Series 42, (the "Trust") was organized on November 19, 1992 by Bear, Stearns & Co. Inc. and Gruntal & Co., LLC under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Municipal Securities Trust, Multi-State Series 42

Notes to Financial Statements
-------------------------------------------------------------------------------



3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended June 30, 1998, 77, 50 and 191 units were redeemed by the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1997, 126, 10 and 35 units were redeemed by the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1996, 476, 0 and 15 units were redeemed by the California, New York and Virginia Trusts, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $5.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor for each Trust. For the year ended June 30, 1998, the "Trustee's Fees" are comprised of Trustee fees of $1,655, $2,173 and $2,900, and other expenses of $824, $1,844 and $1,885 for the California, New York and Virginia Trusts, respectively. For the year ended June 30, 1997, the "Trustee's Fees" are comprised of Trustee fees of $1,816, $2,234 and $3,017, and other expenses of $972, $1,548 and $1,339 for the California, New York and Virginia Trusts, respectively. For the year ended, June 30, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,233, $2,205 and $2,849, and other expenses of $1,104, $1,787 and $1,731 for the California, New York and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

Municipal Securities Trust, Multi-State Series 42

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At June 30, 1998, the net assets of the Trust represented the interest of
         Certificateholders as follows:                    California           New York           Virginia
                                                             Trust               Trust              Trust

         Original cost to Certificateholders             $  2,587,470       $  2,540,097       $  3,059,876
         Less Initial Gross Underwriting Commission           126,786            124,465            149,934
                                                         ------------       ------------       ------------
                                                            2,460,684          2,415,632          2,909,942
         Accumulated Cost of Securities Sold,
              Matured or Called                            (1,106,321)          (225,234)          (260,533)
         Net Unrealized Appreciation                          101,646            164,097            163,121
         Undistributed Net Investment Income                   42,222             31,212             53,724
         Undistributed (Distributions in Excess of)
              Proceeds From Investments                       (11,510)              (974)             9,728
                                                         ------------       ------------       ------------

                      Total                              $  1,486,721       $  2,384,733       $  2,875,982
                                                         ============       ============       ============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500, 2,500 and 3,000 units of fractional undivided interest of the California Trust, New York Trust and Virginia Trust, respectively, as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $22,350 and $13,316 for the California Trust and Virginia Trust, respectively.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.






                   Note: Part B of This Prospectus May Not Be
                    Distributed Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                     of the Prospectus for Future Reference.


                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES
                             (Multiplier Portfolio)

                                Prospectus Part B


                             Dated: October 28, 1998



                                    THE TRUST
                                    ---------


                  Organization. "Municipal Securities Trust," Multi-State Series (the "Trust") consists of several separate "unit investment trusts," which may include California Trust, New York Trust and/or Virginia Trust (collectively, the "State Trusts") designated as set forth in Part A. The State Trusts were created under the laws of the State of New York pursuant to the Trust Indenture and Agreement* (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc., as Sponsor, or depending on the particular Trust, among Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as Co-Sponsors (the Sponsors or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator, and The Chase Manhattan Bank, as Trustee. The name of the Trustee for a particular State Trust is contained in the "Summary of Essential Information" in Part A. For a description of the Trustee for a particular State Trust, see "Trust Administration--The Trustee." Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records.

                  On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds, including delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds"), and cash or irrevocable letters of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the State Trusts. The Trust consists of the interest-bearing bonds described under "The Trust" in Part A of this Prospectus, the interest on which is, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, exempt from regular Federal income tax under existing law.


---------------------------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.


82600.9

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of each State Trust in the ratio of one Unit to the principal amount of Bonds in such State Trust on such date as specified in Part A of this Prospectus. To the extent that any Units of a State Trust are redeemed by the Trustee, the fractional undivided interest or pro rata share in such State Trust represented by each unredeemed Unit of such State Trust will increase, although the actual interest in such State Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Trust Agreement.


                  Objectives. Each State Trust is one of a series of similar but separate unit investment trusts formed by the Sponsor which offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds, which may include deep "market" discount and original issue discount bonds, with a greater diversification than they might be able to acquire themselves. The objectives of each State Trust are to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, currently exempt from regular Federal income tax and from present income taxes of the State for which such Trust is named for residents thereof. Such interest income may, however, be subject to the federal alternative minimum tax and to state and local taxes in other jurisdictions. Investors should be aware that there is no assurance the State Trusts' objectives will be achieved because these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the conditions required for the exemptions of interest thereon from regular Federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


                  Since disposition of Units prior to final liquidation of a State Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. The State Trusts are not designed to be complete investment programs.

                  The Portfolios--General. All of the Bonds in the State Trusts were rated "A" or better by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") at the time originally deposited in the State Trust. For a list of the ratings of each Bond on the Evaluation Date, see each "Portfolio" in Part A of this Prospectus.

                  For information regarding (i) the number of issues in each State Trust, (ii) the range of fixed maturity of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Description of Portfolio" for each State Trust in Part A of this Prospectus.


                  When selecting Bonds for the State Trusts, the following factors, among others, were considered by the Sponsor on the Date of Deposit:
(i) the quality of the Bonds and whether such Bonds were rated "A" or better by Standard & Poor's or Moody's, (ii) the yield and price of the Bonds relative


82600.9
                                       -2-
to other tax-exempt securities of comparable quality and maturity, (iii) income to the Certificateholders of the State Trusts, (iv) the diversification of each State Trust's portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet such State Trust's quality, rating, yield and price criteria and (v) the existence of "market" discount and original issue discount. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a State Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. See "Portfolio Supervision." For an interpretation of the bond ratings, see "Description of Bond Ratings."


                  Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates, and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of housing bonds contained therein.

                  Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these

82600.9
                                       -3-
areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

                  Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.


                  Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1986, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.



82600.9
                                       -4-

                  Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1954, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to Federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types:
(i) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (ii) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases, a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

                  Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been

82600.9
                                       -5-
initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting change in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in the State Trusts.


                  Legal Proceedings Involving the Trusts. The Sponsor has not been notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material effect on the State Trusts other than that which is discussed under "The State Trusts" herein. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the date of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds in the State Trusts. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it will have a material adverse effect on a State Trust.


                  Other Factors. The Bonds in the State Trusts, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the State Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).


                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the State Trusts.


                  The State Trusts may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Portfolio" and "Information Regarding the State Trust" for each State Trust in Part A of

82600.9
                                       -6-
this Prospectus for the amount of moral obligation bonds contained in each State Trust's portfolio.


                  Certain of the Bonds in the State Trusts are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds in each State Trust is contained under the "Portfolio" for such State Trust in Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time the Certificateholders purchase their Units.


                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the State Trusts will retain their present size and composition for any length of time. The proceeds from the sale of a Bond in a State Trust or from the exercise of any redemption or call provision will be distributed to Certificateholders of such State Trust, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption."


                  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the United States mainland. During fiscal 1997, approximately 88% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 62% of Puerto Rico's imports. In fiscal 1997, Puerto Rico experienced a $2.7 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the services sector has experienced significant growth in response to the expansion of the manufacturing sector. Puerto Rico's more than decade- long economic expansion continued throughout the five-year period from fiscal 1993 through fiscal 1997. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind this expansion included government-sponsored economic development programs, periodic declines in the exchange value of the United States dollar, increases in the level of federal transfers, and the relatively low cost of borrowing. Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997


82600.9
                                       -7-

(13.0% in 1992 prices). Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal income per capita was $8,509 ($7,957 in 1992 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include transfers to local government entities and expenditures of federal agencies in Puerto Rico, in addition to federal transfer payments to individuals, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1997 were $7.3 billion, of which $5.2 billion, or 71.6%, represented entitlements to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans' Benefits, Medicare and U.S. Civil Service retirement pensions. Average employment increased from 999,000 in fiscal 1993, to 1,128,300 in fiscal 1997. Average unemployment decreased from 16.8% in fiscal 1993, to 13.1% in fiscal 1997. According to the Labor Department's Household Employment Survey, during the first eight months of fiscal 1998, total employment increased 0.4% over the same period in fiscal 1997. Total monthly employment averaged 1,129,000 during the first eight months of fiscal 1998, compared to 1,124,500 in the same period of fiscal 1997. The Planning Board's gross product forecast for fiscal 1998 projected an increase of 3.0% over fiscal 1997.


                  Discount and Zero Coupon Bonds. The State Trust portfolios may contain original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular Federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. See "Tax Status." The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in each State Trust may be Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredited value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. See "Description of Portfolios" in Part A for the aggregate principal amount of original issue discount bonds in each State Trust's portfolio.

                  The State Trust portfolios may also contain Bonds that were purchased at deep "market" discount from par value at maturity. This is because the coupon interest rates on the discount Bonds at the time they were purchased and deposited in the State Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance, the discount Bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount


82600.9
                                       -8-
bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of the bonds will decrease; and if interest rates decline, the value of the bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                  Year 2000 Issue. The Trust, like other businesses and entities, could be adversely affected if the computer systems used by the Sponsor and Trustee or other service providers to the Trust do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. However, there can be no assurance that the Year 2000 Problem will be properly or timely resolved as to avoid any adverse impact to the Trust.



                                THE STATE TRUSTS
                                ----------------

                  The Sponsor believes the information summarized below describes some of the more significant events relating to the State Trusts. Sources of such information are the official statements of the issuers located in the states of the State Trusts which have been issued in connection with debt offerings by such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.

                  California Trust


                  California Economy. Beginning in the 1990-91 fiscal year, California faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession, estimated to exceed 800,000.

                  The recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State also faced a structural imbalance in its budget with the largest programs supported by the General Fund -- K-12 schools and community colleges, health, welfare and corrections -- growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) The State experienced recurring budget deficits. The State Controller reported that expenditures exceeded revenues for four of the six fiscal years ending with 1992-93, and were essentially equal in 1993- 94. According to the Department of Finance, the State suffered a continuing budget deficit of approximately $2.8 billion in the Special Fund for Economic Uncertainties. (Special Funds account for revenues obtained from specific


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revenue sources, and which are legally restricted to expenditures for specified purposes.) The 1993-94 Budget Act incorporated a Deficit Reduction Plan to repay this deficit over two years. The original budget for 1993-94 reflected revenues which exceeded expenditures by approximately $2.8 billion. As a result of continuing recession, the excess of revenues over expenditures for the 1993-94 fiscal year was less than $300 million. The accumulated budget deficit at June 30, 1994 was not able to be retired by June 30, 1995 as planned. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95. The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and the reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. At the end of its 1995-96 fiscal year, however, the State did not borrow moneys into "1995- 96 Budget" the subsequent fiscal year. For a discussion of the 1995-96 State Budget, 1996-97 State Budget, the 1997-98 State Budget and the Proposed 1998- 99 State Budget, see the sub-captions "1995-96 Budget," "1996-97 Budget," "Proposed 1997-98 Budget" and "Proposed 1998-99 State Budget," respectively, herein.

                  Many California counties continue to be under severe fiscal stress. Such stress has impacted smaller, rural counties and larger urban counties, such as Los Angeles and Orange County, which declared bankruptcy in 1994. Orange County has implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy. However, California has experienced recent economic expansion with growth in employment and in early 1998 the state recorded its lowest unemployment rate since 1990. There can be no assurance this growth trend will continue.

                                 1995-96 Budget

                  The state began the 1995-96 Fiscal Year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years.

                  The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projected General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projected Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

                  The Department of Finance released updated projections for the 1995-96 fiscal year in May, 1996, estimating that revenues and transfers to be $46.1 billion, approximately $2 billion over the original fiscal year estimate. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to budget new aid for illegal immigrant costs which had been counted on to allow reductions in costs.

                  The principal features of the Budget Act were as follows:

                           1. Proposition 98 funding for schools and community
                  colleges increased by about $1 billion (General Fund) and $1.2 billion


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                  total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount was a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures increased by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance was funded for the first time in several years. The budget compromise anticipated a settlement of the CTA v. Gould litigation.

                           2. Cuts in health and welfare costs totaling about
                  $900 million, some of which would require federal legislative approval.

                           3. A 3.5% increase in funding for the University of
                  California ($90 million General Fund) and the California State University system ($24 million General Fund), with no increases in student fees.

                           4. The updated Budget assumes receipt of $494 million
                  in new federal aid for costs of illegal immigrants, in excess of federal government commitments.

                           5. General Fund support for the Department of
                  Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the 1995 Governor's Budget.

                                 1996-97 Budget

                  The 1996-97 Budget Act was signed by the Governor on July 15, 1996, and projected General Fund revenues and transfers of approximately $47.64 billion and General Fund expenditures of approximately $47.25 billion. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund) and the State has implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on or before June 30, 1997. The 1996-97 Budget Act appropriated a budget reserve in the Special Fund for Economic Uncertainties of $305 million, as of June 30, 1997.

                  The Budget Act contained appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

                  The following were the principal features of the 1996-97 Budget Act:

                           1. Proposition 98 funding for schools and community
                  college districts increased by almost $1.6 billion (General
                  Fund) and $1.65 billion total above revised 1995-96 level periods. Almost half of this money was budgeted to fund class-size reduction in kindergarten and grades 1-3.

                           2. Proposed cuts in health and welfare totaling $660
                  million. All of these cuts required federal law changes (including welfare reform), federal waivers, or federal budget appropriations in order to be achieved. The 1996-97 Budget Act assumes approval/action by October, 1996, with the savings to be


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                  achieved beginning in November, 1996. The 1996-97 Budget Act was based on continuation of previously approved assistance levels for Aid to Families with Dependent Children and other health and welfare programs, which had been reduced in prior years, including suspension of State authorized cost of living increases.

                           3. A 4.9 percent increase in funding for the
                  University of California ($130 million General Fund) and the California State University system ($101 million General
                  Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

                           4. General Fund support for the Department of
                  Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

                           5. With respect to aid to local governments, the
                  principal new programs included in the 1996-97 Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

                  The 1996-97 Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

                                 1997-98 Budget

                  On January 9, 1997, the Governor announced his proposed 1997-98 State budget detailing plans to cut welfare, increase education spending and provide certain tax cuts to businesses and banks. The total spending plan in the amount of approximately $66.6 billion represents an increase of approximately 4% from the 1996-97 State Budget, with an increase in the State's General Fund to approximately $50.3 billion. The Governor announced a proposal to restructure the State's welfare system, placing strict time limits on the provision of assistance and introducing penalties, and included a plan to increase spending for elementary and secondary schools.

                  On August 11, 1997, the State Legislature approved a 1997-98 State Budget of approximately $68 billion which included approximately $32 billion for public schools, an increase of approximately $4 billion over the prior year. The Budget also included approximately $100 million for local law enforcement and approximately $75 million in spending to subsidize hospitals that care for large numbers of uninsured patients, as well as approximately $40 million for legal immigrants and an increase of approximately $223 million in welfare spending, including job training. The education portion of the State Budget, approved by the Legislature for 1997-98, included approximately $850 million to expand the class-size reduction program and full statutory funding of the Revenue Limit COLA comprising a 2.65% COLA, consistent with the May Revision. Revenue Limit Equalization is as funded in the amount of approximately $261 million for the school district revenue limit equalization for 1996-97.

                  The final State Budget was signed by the Governor on August 18, 1997 after using his line-item veto authority to veto, with reservation until an acceptable school testing bill is passed, a significant amount of education


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funding from the State Budget approved by the Legislature. Vetoes which would be restored if a testing bill acceptable to the Governor is passed include approximately $955,000 in Department of Education spending, and approximately $900 million in local assistance. Vetoes not relating to the testing issue, but which need legislation in order to restore the vetoed funds, included more than $20 million in Department of Education spending. The final State Budget also provided approximately $377 million for child care programs administered by the Department of Education and the Department of Social Services, approximately
$160 million for welfare-to-work programs, approximately $25 million in adult education funding and approximately $50 million to California community colleges, approximately $100 million to cities and counties to enhance local law enforcement, approximately $55 million in federal funds to local government for the construction of detention facilities and approximately $1.2 billion in deferred general fund contributions to the Public Employees Retirement System. The final State Budget did not include the Governor's proposed 10% tax cut for banks and corporations.

                             Proposed 1998-99 Budget

                  In 1997, California experienced employment growth exceeding 3%, approximately 400,000 new jobs, and income rose by more than 7%. The State's unemployment rate fell during 1997 to a low of 5.8% in November. In fiscal year 1996-97, the State's General Fund collections grew by over 6% to reach $49.2 billion, and revenue for the 1997-98 and 1998-99 fiscal years is expected to reach $52.9 billion and $55.4 billion respectively. This represents an annual growth of $3.7 billion (7.5 percent) for 1997-98 and $2.5 billion (4.7 percent) for 1998-99.

                  The 1998-99 Governor's Budget provides $50 million in General Fund and $200 million in a proposed bond issue to capitalize the Infrastructure and Development Bank, which will provide capital to local governments to help businesses locate and expand in California, and $3 million for the small business loan guarantee program. The Budget also includes an Early Childhood Development Initiative, which is designed to improve the health and development of children from birth to age three and provides additional funds for anti-gang programs and for the apprehension of sexual predators. The Budget proposes an approximately $7 billion investment plan to maintain and build the State's system of schools, water supply, prisons, natural resources, and other infrastructure.

                  In addition, the Budget includes approximately $40 billion to be devoted to California's 999 school districts and 58 county offices of education, resulting in estimated total per-pupil expenditures from all sources of $6,620 in fiscal year 1997-98 and $6,749 in 1998-99. Projected state revenues will contribute to a 7% increase in Proposition 98 General Fund support for K-12 education in 1998-99. This level of resources results in K- 12 Proposition 98 per-pupil expenditures of $5,636 in 1998-99, up from $5,114 in 1996-97 and $5,414 in 1997-98. In addition, approximately $350 million has been allocated to lengthen the school year to 180 days while maintaining sufficient funds for staff development days. The State Budget includes a 2.22% COLA for revenue limit, special education, and child development in an amount of $657.4 million which includes school district and county office of education apportionments ($470.6 million), summer school ($4.0 million), special education ($57.8 million), child development ($14.6 million), class size reduction ($33.6 million), and categorical program COLA and growth ($73.7 million); enrollment growth funding of $564.5 million; class size reduction funding in the amount of $547 billion for all pupils in grades K-3 at $818 per


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pupil; and approximately $2 billion in state bonds for the 1998 election and
$2.0 billion for each two years thereafter in 2000, 2002, and 2004 and an additional $135 million for deferred maintenance to be matched locally.

                                 Future Budgets

                  It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and state economic conditions and other factors.

                  THE FOREGOING DISCUSSION IS BASED ON OFFICIAL STATEMENTS AND OTHER INFORMATION PROVIDED BY THE STATE OF CALIFORNIA. THE STATE HAS INDICATED THAT ITS DISCUSSION OF BUDGETARY INFORMATION IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT; THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

                                Voter Initiative

                  "Proposition 218" or the "Right to Vote on Taxes Act" (the "Proposition") was approved by the California electorate at the November, 1996 general election. Officially titled "Voter Approval For Local Government Taxes, Limitation on Fees, Assessments and Charges Initiative Constitutional Amendment," the Act was approved by a majority of the voters voting at the election and adds Articles XIIIC and XIIID to the California Constitution.

                  The Proposition, among other things, requires local governments to follow certain procedures in imposing or increasing any fee or charge as defined. "Fee" or "charge" is defined to mean "any levy other than an ad valorem tax, a special tax or an assessment imposed by an agency upon a parcel or upon a person as an incident of property ownership, including user fees or charges for a property related service."

                  The procedure required by the Proposition to impose or increase any fee or charge include a public hearing upon the proposed fee or charge and the opportunity to present written protests by the owners of the parcels subject to the proposed fee or charge. If written protests against the proposed fee or charge are presented by a majority of owners of the identified parcels, the local government shall not impose the fee or charge.

                  The Proposition further provides as follows:

                           "Except for fees or charges for sewer, water, and
refuse collection services, no property related fee or charge shall be imposed or increased unless and until such fee or charge is submitted and approved by a majority vote of the property owners of the property subject to the fee or charge or, at the option of the agency, by a two-thirds vote of the electorate residing in the affected area."

                           Additionally, the Proposition provides, with respect
to standby charges, as follows:

                  "No fee or charge may be imposed for a service unless that service is actually used by, or immediately available to, the owner of the


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




property in question. Fees or charges based on potential or future use of a service are not permitted. Standby charges, whether characterized as charges or assessments, shall be classified as assessments and shall not be imposed without compliance with Section 4 of this Article."

                  The Proposition provides that beginning July 1, 1997, all fees or charges shall comply with the Proposition's requirements.

                  The Proposition is silent with respect to future increases of pre-existing fees or charges which are pledged to payment of indebtedness or obligations previously incurred by the local government. Presumably, the Proposition cannot preempt outstanding contractual obligations protected by the contract impairment clause of the federal constitution. However, with respect to any given situation or case, litigation may be the method which will settle any question concerning the authority of a local government to increase fees or charges outside of the strictures of the Proposition in order to meet contractual obligations.

                  Proposition 218 also contains a new provision subjecting "matters of reducing or repealing any local tax, assessments and charges" to the initiative power. This means that no city or local agency revenue source is safe from reduction or repeal pursuant to the initiative process.

                  Litigation concerning various elements of the Proposition may ultimately ensue and clarifying legislation may be enacted.

                               Future Initiatives

                  Articles XIIIA, XIIIB, XIIIC and XIIID were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted which could affect revenues of the State or public agencies within the State.

                           State Appropriations Limit

                  The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or the other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-12 districts and refunds to taxpayers.

                  Exempted from the Appropriations Limit are debt Service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the


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Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

                  Article XIIIB, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers. Determination of the minimum level of funding is based on several tests set forth in Proposition 98. During fiscal year 1991-1992 revenues were smaller than expected, thus reducing the payment owed to schools in 1991-1992 under alternate "test" provisions. In response to the changing revenue situation, and to fully fund the Proposition 98 guarantee in the 1991- 1992 and 1992-1993 fiscal years without exceeding it, the Legislature enacted legislation to reduce 1991-92 appropriations. The amount budgeted to schools, but which exceeded the reduced appropriation, was treated as a non-Proposition 98 short-term loan in 1991-92. As part of the 1992-93 Budget, $1.083 billion of the amount budgeted to K-12 schools was designated to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. To maintain per-average daily attendance ("ADA") funding, the 1992-93 Budget included loans to schools and to community colleges, to be repaid from future Proposition 98 entitlements. The 1993-94 Budget also provided new loans to K- 12 schools and community colleges to maintain ADA funding. These loans have been combined with the 1992-93 fiscal year loans into one loan of $1.760 billion, to be repaid from future years' Proposition 98 entitlements, and conditioned upon maintaining current funding levels per pupil at K-12 schools.

                  A Sacramento County Superior Court in California Teachers' Association, et al. v Gould, et al., ruled that the 1992-93 loans to K-12 schools and community colleges violate Proposition 98. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The parties reached a conditional final settlement of the case in April, 1996. The settlement required adoption of legislation satisfactory to the parties to implement its terms.

                  The settlement provided, among other things, that both the State and K-12 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State was obligated to repay $935 million by forgiveness of the amount owed, while schools were required to repay $825 million. The State's share of the repayment is reflected as expenditures above the current Proposition 98 base circulation. The schools' share of the repayment counts as appropriations toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period beginning 1994-95 through 2002-03.

                  Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the state could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the


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




State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund other such programs by raising taxes.

                               State Indebtedness

                  As of August 1, 1998, the State had over $15.9 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $4.8 billion remained unissued as of August 1, 1998. As of April 1, 1998 the State Finance Committee had authorized the issuance of approximately $2.6 billion of general obligation commercial paper notes, but as of that date only $1.3 billion aggregate principal amount of which was issued and outstanding. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of April 1, 1998, the State had approximately $6.5 billion of outstanding General Fund-supported Lease-Purchase Debt.

                  In addition to the general obligation bonds, State agencies and authorities had approximately $22.49 billion aggregate principal amount of revenue bonds and notes outstanding as of April 1, 1998. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.


                                   Litigation

                  The State is a party to numerous legal proceedings. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees and challenges to the State's use of Public Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve challenges of payments of wages under the Fair Labor Standards Act, the method of determining gross insurance premiums involving health insurance, property tax challenges, and challenges of transfer of moneys from State Treasury special fund accounts to the State's General Fund pursuant to its Budget Acts for certain fiscal years. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligation.

                                     Ratings

                  During 1996, the ratings of California's general obligation bonds were upgraded by the following rating agencies. Standard & Poor's Ratings Group upgraded its rating of such debt to A+; the same rating has been assigned to such debt by Fitch Investors Service. Moody's Investors Service has assigned such debt an A1 rating. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such


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




ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

                  The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.


                  New York Trust

                  Special Factors Affecting New York. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.


                                 Economic Trends

                  Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


                  The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

                  Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


                                  New York City

                  The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment


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earnings.  Additionally, the City is the nation's leading tourist destination.
The City's manufacturing activity is conducted primarily in apparel and printing.


                  For each of the 1981 through 1997 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap- closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in each of the 1998 and 1999 fiscal years, before discretionary transfers, and budget gaps for each of the 2000, 2001 and 2002 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

                  The City depends on aid from the State of New York (the "State") both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 1999 through 2002 fiscal years (the "1999-2002 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

                  Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1999 through 2002 contemplates the issuance of $5.2 billion of general obligation bonds and $5.4 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's


82600.9
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




planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

                  For the 1997 fiscal year, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results, after discretionary transfers, in accordance with GAAP. The 1997 fiscal year is the seventeenth year that the City has achieved an operating surplus, before discretionary transfers, and balanced operating results, after discretionary transfers. The most recent quarterly modification to the City's financial plan for the 1998 fiscal year, submitted to the Control Board on April 30, 1998 (the "1998 Modification"), projects a balanced budget in accordance with GAAP for the 1998 fiscal year.

                  On April 24, 1998, the City released the Financial Plan for the 1999 through 2002 fiscal years, which relates to the City and certain entities which receive funds from the City, and which is based on the Executive Budget and Budget Message for the City's 1999 fiscal year (the "Executive Budget"). The Financial Plan is consistent with the Executive Budget and has not been revised to reflect changes subsequent to the date of the Financial Plan. The Executive Budget and Financial Plan project revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP, and project gaps of $1.5 billion, $2.1 billion and $1.6 billion for the 2000, 2001 and 2002 fiscal years, respectively.

                  Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $1.3 billion, $1.1 billion, $955 million, $897 million and $1.7 billion in the 1998 through 2002 fiscal years, respectively;
(ii) a reduction in assumed State aid of $283 million in the 1998 fiscal year and of between $134 million and $142 million in each of the 1999 through 2002 fiscal years, reflecting the adopted budget for the State's 1998 fiscal year;
(iii) a delay in the assumed collection of $350 million of projected rent payments for the City's airports in the 1999 fiscal year to fiscal years 2000 through 2002; (iv) a reduction in projected debt service expenditures totaling $197 million, $361 million, $204 million and $226 million in the 1998 through 2001 fiscal years, respectively; (v) an increase in the Board of Education (the "BOE") spending of $266 million, $26 million, $58 million and $193 million in the 1999 through 2002 fiscal years, respectively; (vi) an increase in expenditures for the City's proposed drug initiatives totaling $68 million in the 1998 fiscal year and of between $167 million and $193 million in each of the 1999 through 2002 fiscal years; (vii) other agency net spending initiatives totaling $112 million, $443 million, $281 million, $273 million and $677 million in fiscal years 1998 through 2002, respectively; and (viii) reduced pension costs of $116 million, $168 million and $404 million in fiscal years 2000 through 2002, respectively. The Financial Plan also sets forth gap-closing actions for the 1998 through 2002 fiscal years, which include: (i) additional agency actions totaling $176 million, $595 million, $516 million, $494 million and $552 million in fiscal years 1998 through 2002, respectively, and (ii) assumed additional Federal and State aid of $100 million in each of fiscal years 1999 through 2002.

                  The 1998 Modification and the 1999-2002 Financial Plan include a proposed discretionary transfer in the 1998 fiscal year of approximately $2.0 billion to pay debt service due in the 1999 fiscal year, and a proposed discretionary transfer in the 1999 fiscal year of $416 million to pay debt service due in fiscal year 2000, included in the Budget Stabilization Accounts for the 1998 and 1999 fiscal years, respectively. In addition, the Financial Plan reflects proposed tax reduction programs totaling $237 million, $537


82600.9
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




million, $657 million and $666 million in fiscal years 1999 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1999, a City-funded acceleration of the State funded personal income tax reduction for the 1999 through 2001 fiscal years, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for resident holders of Subchapter S corporations, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

                  The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999, and the extension of which is projected to provide revenue of $172 million, $500 million and $514 million in the 2000, 2001 and 2002 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998, and the extension of which is projected to provide revenue of $201 million, $546 million, $568 million and $593 million in the 1999 through 2002 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $15 million, $365 million, $155 million and $185 million in the 1999 through 2002 fiscal years, respectively, which may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey (the "Port Authority") or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the repeal of the Wicks Law relating to contracting requirements for City construction projects and the additional State funding assumed in the Financial Plan and State and Federal approval of the State and Federal gap-Closing actions assumed in the Financial Plan. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

                  On June 5, 1998, the City Council adopted a budget which reallocated expenditures from those provided in the Executive Budget in the amount of $409 million. The re-allocated expenditures, which include $116 million from the Budget Stabilization Account, $82 million from debt service, $45 million from pension contributions, $54 million from social services spending and $112 million from other spending, were re-allocated to uses set forth in the City Council's adopted budget. Such uses include a revised tax reduction program at a revenue cost in the 1999 fiscal year of $45 million, additional expenditures for various programs of $199 million and provision of $165 million to retire high interest debt. The revised tax reduction program in the City Council's adopted budget assumes the expiration of the 12.5% personal income tax surcharge, rather than the implementation of the personal income tax reduction program proposed in the Executive Budget. The changes reflected in the City Council's adopted budget would increase the gaps forecast between revenues and expenditures in the future years of the Financial Plan.

                  On June 5, 1998, in accordance with the City Charter, the Mayor certified to the City Council revised estimates of the City's revenues (other than property tax) for fiscal year 1999. Consistent with this certification, the property tax levy was estimated by the Mayor to require an increase to realize sufficient revenue from this source to produce a balanced budget within generally accepted accounting principles. On June 8, 1998, the City Council adopted a property tax levy that was $237.7 million lower than the levy estimated to be required by the Mayor. The City Council, however, maintained that the revenue to be derived from the levy it adopted would be


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




sufficient to achieve a balanced budget because the property tax reserve for uncollectibles could be reduced. Property tax bills for fiscal year 1999 are expected to be mailed in the near future by the City's Department of Finance at the rates adopted by the City Council for fiscal year 1998, subject to later adjustment.

                  On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A- and A-, respectively.

                       New York State and its Authorities

                  The Legislature passed a State budget for the 1998-1999 fiscal year on April 18, 1998, and on April 26, 1998 the Governor vetoed certain of the increased spending in the State budget passed by the Legislature. The Legislature did not override any of the Governor's vetoes. The State Financial Plan for the 1998-1999 fiscal year, as modified on July 30, 1998, projects balance on a cash basis for the 1998-1999 fiscal year, with a closing balance in the General Fund of $1.67 billion. The State Financial Plan contains projections of a potential imbalance in the 1999-2000 fiscal year of $1.3 billion, assuming implementation of $600 million of unspecified efficiency actions, the receipt of $250 million in funds from the tobacco settlement and the application of certain reserves established in the 1998- 1999 State Financial Plan. The Executive Budget submitted in February 1998 contained projections at that time of a potential imbalance in the 2000-2001 fiscal year of $3.72 billion, assuming implementation of $800 million of unspecified efficiency initiatives in the 2000-2001 fiscal year and $250 million in funds from the tobacco settlement. The State Financial Plan for the 1998-1999 fiscal year includes multi-year tax reductions and significant increases in spending which will affect the 2000-2001 fiscal year. The various elements of the State and local tax and assessment reductions enacted during the last several fiscal years will reduce projected revenues by more than $4 billion in the 2002-2003 fiscal year as measured from the current 1998-1999 base.

                  On July 23, 1998, the New York State Comptroller issued a report which noted that a significant cause for concern is the budget gaps in the 1999-2000 and 2000-2001 fiscal years, which the State Comptroller projected at $1.8 billion and $5.5 billion, respectively, after excluding the uncertain receipt by the State of $250 million of funds from the tobacco settlement assumed for each of such fiscal years, as well as the unspecified actions assumed in the State's projections. The State Comptroller also stated that if the securities industry or economy slows, the size of the gaps would increase.

                  Standard & Poor's rates the State's general obligation bonds A, and Moody's rates the State's general obligation bonds A2. On August 28, 1997, Standard & Poor's revised its rating on the State's general obligation bonds from A- to A.

                                   Litigation

                  The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the 1999-2002 Financial Plan. The City has


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




estimated that its potential future liability on account of outstanding claims against it as of June 30, 1997 amounted to approximately $3.5 billion.


                  Virginia Trust

                  Virginia Risk Factors. Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

                  Bonds in the Virginia Trust may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Trust.


                  To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense), agriculture, mining and tourism. Defense installations are concentrated in Northern Virginia, the location of the Pentagon, and the Hampton Roads area, including the Cities of Newport News, Hampton, Norfolk and Virginia Beach, the locations of, among other installations, the Army Transportation Center (Ft. Eustis), the Langley Air Force Base, Norfolk Naval Base and the Oceana Naval Air Station, respectively. Any substantial reductions in defense spending generally or in particular areas, including base closings, could adversely affect the state and local economies.


                  The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

                  General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

82600.9
                                      -23-

                  Revenue bonds issued by Virginia political subdivisions include (i) revenue bonds payable exclusively from revenue producing governmental enterprises and (ii) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.


                  Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. See "Objectives". Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.




                                 PUBLIC OFFERING
                                 ---------------


                  Offering Price. The secondary market Public Offering Price per Unit of each Trust is computed by adding a sales charge to the aggregate bid price of the Bonds in such Trust divided by the number of Units thereof outstanding. The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each Bond in the portfolio. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

                  The table below sets forth the various sales charges based on the length of maturity of each Bond:



                                                        As Percent of Public
Time to Maturity                                           Offering Price
----------------                                        --------------------

less than 6 months                                               0%
6 mos. to 1 year                                                 1%
over 1 yr. to 2 yrs.                                             1 1/2%
over 2 yrs. to 4 yrs.                                            2 1/2%
over 4 yrs. to 8 yrs.                                            3 1/2%
over 8 yrs. to 15 yrs.                                           4 1/2%
over 15 years                                                    5 1/2%


                  A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on Bonds from the last day on which interest was paid and is initially accounted for daily

82600.9
                                      -24-
by each Trust at the daily rate set forth under "Summary of Essential Information" for each Trust in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The secondary market Public Offering Price can vary on a daily basis from the amount stated on the cover of Part A of this Prospectus in accordance with fluctuations in the prices of the Bonds. The price to be paid by each investor will be computed on the basis of an evaluation made as of the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsors) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

                  Accrued Interest. An amount of accrued interest which represents accumulated unpaid or uncollected interest on a bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since each Trust normally receives the interest on the Bonds twice a year and the interest on the Bonds is accrued on a daily basis (this daily rate is net of estimated fees and expenses), each Trust will always have an amount of interest earned but uncollected by, or unpaid to, the Trustee. A Certificateholder will not recover his proportionate share of accrued interest until the Units of a Trust are sold or redeemed, or such Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of sale or termination and to the date of tender in the case of redemption.


                  Employee Discounts. Employees (and their families) of Reich & Tang Distributors, Inc. (and its affiliates) and of any underwriter of any Trust, pursuant to employee benefit arrangements, may purchase Units of a State Trust at a price equal to the bid side evaluation of the underlying securities in such State Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.


                  Distribution of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units of each State Trust for sale in only the State for which such Trust is named and certain other states through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $33.00 per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering

82600.9
                                      -25-

Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge in each transaction (see "Offering Price"). In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.




                  Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price. The secondary market Public Offering Price of Units of each State Trust will be determined on the basis of the current bid prices of the Bonds in such State Trust plus the applicable sales charge. Value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit of each State Trust (based on the bid price of the Bonds in such State Trust plus the sales charge) each exceeded the Repurchase and Redemption Price per Unit (based upon the bid price of the Bonds in each State Trust without the sales charge) by the amounts shown under "Summary of Essential Information" for each State Trust in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid for such Units.



             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN
             -------------------------------------------------------

                  The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (i) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (ii) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (iii) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.


                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds

82600.9
                                      -26-
are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS
                          ----------------------------

                  Certificates. Ownership of Units of each State Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instrument of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  Interest and Principal Distributions. Interest received by each State Trust is credited by the Trustee to the Interest Account of such Trust and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received by each State Trust from the maturity, redemption, sale or other disposition of Bonds are credited to the Principal Account of such State Trust.

                  Distributions to each Certificateholder of each State Trust from the Interest Account of such State Trust are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in such Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account of each State Trust will be computed as of each semi-annual Record Date, and will be made to the Certificateholders of such State Trust on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the appropriate Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the State Trust at a constant rate throughout the year, interest distributions may be more or less

82600.9
                                      -27-
than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for these advances to the Interest Account. Funds which are available for future distributions, investment in the Total Reinvestment Plan, payments of expenses and redemptions are in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.

                  As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit of each State Trust initially will be in the amounts shown under "Summary of Essential Information" in Part A and will change and be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of each State Trust fluctuate. No distribution need be made from a Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

                  Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution applicable to the Unit Purchased. Record Dates for interest distributions will be the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.


                  Records. The Trustee shall furnish Certificateholders, in connection with each distribution, a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record of a State Trust, a statement showing (i) as to the Interest Account of such State
Trust: interest received (including any earned original issue discount and amounts representing interest received upon any disposition of Bonds and earned original discount, if any), amounts paid for redemption of Units, if any, deductions for applicable taxes and fees and expenses of such State


82600.9
                                      -28-

Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to such State Trust's Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of such State Trust, amounts paid for redemption of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Bonds held in such State Trust and the number of Units thereof outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit of such State Trust based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed to Certificateholders of such State Trust during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.


                  The Trustee shall keep available for inspection by Certificateholders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS
                                   ----------


                  All Bonds acquired by the State Trusts were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular Federal income tax and from the respective State income taxes. Such interest may, however, be subject to the federal alternative minimum tax and to state and local taxes in other jurisdictions. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the Federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.


                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

                  The State Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by each State Trust that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such State Trust.


82600.9
                                      -29-

                  Each Certificateholder of a State Trust will be considered the owner of a pro rata portion of that State Trust under Section 676(a) of the Code. Thus, each Certificateholder of a State Trust will be considered to have received its pro rata share of Bond interest when it is received by the State Trust, and the entire amount of net income distributable to Certificateholders of a State Trust that is exempt from Federal income tax when received by that State Trust will constitute tax-exempt income when received by the Certificateholders.

                  Gain (other than any earned original issue discount) realized on sale or redemption of the Bonds or on sale of a Unit is, however, includible in gross income for Federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long- or short-term gain depending on the holding period of the Units, assuming that the Units are held as a capital asset. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders ($1,500 for married persons filing separately) may be deducted against ordinary income. Capital assets held by individuals will qualify for long-term capital gain treatment if held for more than one year, respectively, and will be subject to reduced tax rates of 28% and 20%, respectively, rather than the "regular" maximum tax rate of 39.6%.

                  Each Certificateholder of a State Trust will realize taxable gain or loss when that State Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of its pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. The Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the State Trust (in accordance with the portion of the State Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by State Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any accrued original issue discount. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular Federal income tax.


                  Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early

82600.9
                                      -30-
         disposition of a Bond by a State Trust or of a Unit by a Certificateholder.

                  A Certificateholder may also realize taxable income or loss when a Unit of a State Trust is sold or redeemed. The amount received is allocated among all the Bonds in that State Trust in the same manner as when the State Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

                  A portion of Social Security benefits is includible in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includible in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

                  Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.


                  Under federal law, interest on Bonds in each State Trust issued by authority of the Government of Puerto Rico is exempt from regular Federal income tax and state and local income taxes in the United States and Puerto Rico.


                  The State Trusts are not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax.


                  Messrs. Battle Fowler LLP are also of the opinion that under the personal income tax laws of the State and City of New York, the income of each State Trust will be treated as the income of the Certificateholders. Interest on the Bonds that is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest of the Certificateholders. In addition, non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine its basis and holding period for its Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from Federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of computing New York State and New York City franchise (income) tax.



82600.9
                                      -31-

                  The exemption of interest on municipal obligations for Federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. The laws of such states and local governments vary with respect to the taxation of such obligations. See "Rights of Certificateholders" in this Part B.


                  In the opinion of Brown & Wood LLP, special counsel to the Sponsor for California tax matters, under existing California law applicable to individuals who are California residents:

                  The California Trust will not be treated as an association taxable as a corporation, and the income of the California Trust will be treated as the income of the Certificateholders. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Certificateholders.

                  Each Certificateholder of the California Trust will recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Certificateholder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code of 1986, as amended, certain provisions of which are incorporated by reference under California law.

                  In the opinion of Hunton & Williams, special counsel to the Sponsors for Virginia tax matters, under existing Virginia law applicable to individuals who are Virginia residents and assuming that the Virginia Trust is a grantor trust under the grantor trust rules of Sections 671-679 of the Code:

                  The Virginia Trust will be taxable as a grantor trust for Virginia income tax purposes with the result that income of the Virginia Trust will be treated as income of the Certificateholders of the Virginia Trust. Consequently, the Virginia Trust will not be subject to any income or corporate franchise tax imposed by the Commonwealth of Virginia, or its subdivisions, agencies or instrumentalities.

                  Interest on the Bonds in the Virginia Trust that is exempt from Virginia income tax when received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.

                  A Certificateholder of the Virginia Trust will realize a taxable event when the Virginia Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Certificateholder redeems or sells his Units, and taxable gain for Federal income tax purposes may result in taxable gain for Virginia income tax purposes. Certain Bonds, however, may have been issued under Acts of the Virginia General Assembly which provide that all income from such Bond, including any profit from the sale thereof, shall be free from all taxation by the Commonwealth of Virginia. To the extent that any such profit is exempt from Virginia income tax, any such profit received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.


                  In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt


82600.9
                                      -32-
from regular Federal income tax. However, interest on such Bonds will not be exempt from regular Federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of such IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular Federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular Federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

                  From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on debt obligations similar to the Bonds in the State Trusts, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of "flat tax" which could have an adverse impact on the value of tax-exempt bonds.

                  In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to Federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

                  The opinions of bond counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular Federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law,


82600.9
                                      -33-
regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY
                                    ---------


                  Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of each State Trust and continuously to offer to repurchase the Units of the Trusts. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in each State Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. (See "Trustee Redemption.") Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units of a State Trust if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units of a State Trust are physically received in proper form by the Sponsor, Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, N.Y. 10020. Units received after 4:00 p.m., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units of a State Trust, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                  Prospectuses relating to certain other bond trusts indicate an intention by the Sponsor, subject to change, to repurchase units of those funds on the basis of a price higher than the bid prices of the Bonds in the Trusts. Consequently, depending upon the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of these State Trusts, although in all bond trusts, the purchase price per unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in a State Trust plus the applicable sales charge plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

                  Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper

82600.9
                                      -34-
instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that, with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                  Accrued interest paid on redemption shall be withdrawn from the appropriate Interest Account, or, if the balance therein is insufficient, from the appropriate Principal Account. All other amounts paid on redemption shall be withdrawn from the appropriate Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds in a State Trust are sold, the size and diversity of such Trust will be reduced.


                  The Redemption Price per Unit of a State Trust is the pro rata share of each Unit in such State Trust determined by the Trustee on the basis of
(i) the cash on hand in such Trust or monies in the process of being collected,
(ii) the value of the Bonds in such State Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such State Trust, (b) the accrued expenses of such State Trust and (c) cash allocated for distribution to Certificateholders of record of such State Trust as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in such State Trust for purposes of redemption (i) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such State Trust, (ii) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available,
(iii) by determining the value of the Bonds by appraisal, or (iv) by any combination of the above.


                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is

82600.9
                                      -35-
restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.





                              TRUST ADMINISTRATION
                              --------------------


                  Portfolio Supervision. The Sponsor may direct the Trustee to dispose of Bonds in a State Trust upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project, or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in such State Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit in a State Trust, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder of such Trust registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor. Except as previously stated in the discussion regarding Failed Bonds, the acquisition by a State Trust of any securities other than the Bonds initially deposited is prohibited.


                  Trust Agreement, Amendment and Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.


                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding of each State Trust affected by such amendment for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a State Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of

82600.9
                                      -36-
all Certificates in a State Trust then outstanding, to increase the number of Units issuable by such State Trust or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such State Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that each State Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in such State Trust, but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of a State Trust shall be less than the minimum amount set forth under "Summary of Essential Information in Part A" for such State Trust, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such State Trust. Each State Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units of such State Trust then outstanding. In the event of termination of a State Trust, written notice thereof will be sent by the Trustee to all Certificateholders of such State Trust. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the terminated State Trust, and, after paying all expenses and charges incurred by such State Trust, distribute to each Certificateholder thereof, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts of such State Trust.


                  The Sponsors. The Sponsor, Reich & Tang Distributors, Inc. ("Reich & Tang"), a Delaware corporation, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. The sole shareholder of the Sponsor, Reich & Tang Asset Management, Inc. ("RTAM Inc.") is wholly owned by NEIC Holdings, Inc. which, effective December 29, 1997, was wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Subsequently, on March 31, 1998, NEICOP changed its name to Nvest Companies, L.P. ("Nvest"). The general partners of Nvest are Nvest Corporation and Nvest, L.P. Nvest, L.P. is owned approximately 99% by public unitholders and its general partner is Nvest Corporation. Nvest, with a principal place of business at 399 Boylston Street, Boston, MA 02116, is a holding company of firms engaged in the securities and investment advisory business. These affiliates in the aggregate are investment advisors or managers to over 80 registered investment companies. Reich & Tang is Sponsor (and Co-Sponsor, as the case may be) for numerous series of unit investment trusts, including New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series) and 5th Discount Series (and Subsequent Series), Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series) and Schwab Trusts.


                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as

82600.9
                                      -37-
sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.

                  Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.


                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (i) appoint a successor Sponsor; (ii) terminate the Trust Agreement and liquidate the Trust; or (iii) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


                  The Trustee. For certain of the State Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

                  The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith

82600.9
                                      -38-
pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trusts which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."


                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.


                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

                  The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a business unit of J. J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

                  The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to

82600.9
                                      -39-
appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES
                           --------------------------


                  At no cost to the State Trusts, the Sponsor has borne the expenses of creating and establishing the State Trusts, including the cost of initial preparation and execution of the Trust Agreement, registration of the State Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering, are paid directly by the Trustee.


                  The Sponsor will not charge the State Trust a fee for its services as such. See "Sponsor's Profits."

                  The Trustee will receive for its ordinary recurring services to each State Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

                  The Evaluator will receive for each daily evaluation of the Bonds in the Trust a fee in the amount set forth under "Summary of Essential Information" in Part A, which fee shall be allocated pro rata among each State Trust.

                  The Trustee's and Evaluator's fees applicable to a State Trust are payable monthly as of the Record Date from such State Trust's Interest Account to the extent funds are available and then from such Trust's Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."


                  The following additional charges are or may be incurred by any or all of the State Trusts: (i) all expenses (including counsel and auditing fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect a State Trust and the rights and interests of the Certificateholders; (ii) fees of the Trustee for any extraordinary services performed under the Trust Agreement; (iii) indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a State Trust; (iv) indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of a State Trust without gross negligence, bad faith or willful misconduct on its part; and (v) all taxes and other governmental charges imposed upon the Bonds or any part of a State Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the State Trust to which such expenses are allocable. In addition, the Trustee is empowered to sell Bonds of a State


82600.9
                                      -40-

Trust in order to make funds available to pay all expenses of such State Trust.

                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.

                     EXCHANGE PRIVILEGE AND CONVERSION OFFER
                     ---------------------------------------

                  Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

                  Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.


82600.9
                                      -41-

                  In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificate holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.

                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the

82600.9
                                      -42-
applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.


                  Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-, mid- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS
                                  -------------

                  Legal Opinions. The legality of the Units originally offered and certain matters relating to federal and New York tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Certain matters relating to California tax law have been passed upon by Brown & Wood LLP, as special California counsel to the Sponsor. Certain matters relating to Virginia tax law have been passed upon by Hunton & Williams, as special Virginia counsel to the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank.


                  Independent Accountants. The financial statements of the Trusts for the years ended December 31, 1996, 1997 and 1998 included in Part A of this Prospectus have been examined by PricewaterhouseCoopers LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing.


                  Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.


82600.9
                                      -43-

                          DESCRIPTION OF BOND RATINGS*
                          ---------------------------

                  Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:

                           (i)      Likelihood of default-capacity and
                                    willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

                           (ii)     Nature of and provisions of the obligation.

                           (iii) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
--------

*        As described by the rating agencies.


82600.9
                                      -44-

                  Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

                  Moody's Investors Service. A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:

                  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

                  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                  Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings (i) designate the bonds which offer the maximum in security within their quality group, (ii) designate bonds which can be bought for possible upgrading in quality and (iii) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.


                  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These

82600.9
                                      -45-
are debt obligations secured by (i) earnings of projects under construction,
(ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                                    *  *  *


82600.9
                                      -46-

                                   INDEX                                                      *   *   *
                                   -----                                             MUNICIPAL SECURITIES TRUST
Title                                                                  Page              MULTI-STATE SERIES


Summary of Essential Information....................................    A-5           (A Unit Investment Trust)
Financial and Statistical Information...............................    A-6
Information Regarding the Trust.....................................    A-7                  Prospectus
                                                                                             ----------
Audit and Financial Information.........................................F-1
                                                                                      Dated:  October 28, 1998
The Trust...........................................................      1
The State Trusts....................................................      9                   Sponsor:
Public Offering.....................................................     24
Estimated Long Term Return and Estimated                                             Reich & Tang Distributors,
  Current Return....................................................     26          Inc.
Rights of Certificateholders........................................     27               600 Fifth Avenue
Tax Status..........................................................     29             New York, N.Y.  10020
Liquidity...........................................................     34                 212-830-5200
Trust Administration................................................     36
Trust Expenses and Charges..........................................     40           (and for certain Trusts:)
Exchange Privilege and Conversion Offer.............................     41             Gruntal & Co., L.L.C.
Other Matters.......................................................     43               One Liberty Plaza
Description of Bond Ratings.........................................     44           New York, New York 10006
                                                                                           (212) 267-8800
            Parts A and B of this Prospectus do
not contain all of the information set forth in                                               Trustee:
the registration statement and exhibits relating
thereto, filed with the Securities and Exchange                                       The Chase Manhattan Bank
Commission, Washington, D.C., under the                                                   4 New York Plaza
Securities Act of 1933, and to which reference is                                       New York, N.Y.  10004
made.                                                                                       800-882-9898


                                                                                             Evaluator:

                                                                                        Kenny S&P Evaluation
                                                                                              Services
                                                                                             65 Broadway
                                                                                        New York, N.Y.  10006


                  This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.


                                      * * *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

82600.9
                                      -47-

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
    Amendment to Form S-6 Registration Statement No. 33-42466, filed on
    October 28, 1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibits 99.3.1, 99.3.1.1 and 99.3.1.2). Consent of Special California Counsel (included in Exhibit 99.3.2). Consent of Special Virginia Counsel (included in Exhibit 99.3.3). Consent of the Evaluator (included in Exhibit 99.5.1).

The following exhibits:

99.1.1 --             Reference Trust Agreement including certain
                      Amendments to the Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 99.1.1 to Post-Effective Amendment Nos. 5 and 4 to Form S-6
                      Registration Statements Nos. 33-42466 and 33-53854 of
                      Municipal Securities Trust, Series 52 & Multi- State
                      Series 41 and Series 53 and Multi-State Series 42, respectively, on October 28, 1996 and incorporated herein by reference).

99.1.1.1 --           Trust Indenture and Agreement for Municipal Securities
                      Trust, Multi-State Series 37 (and Subsequent Series) dated
                      June 30, 1989 (filed as Exhibit 99.1.1.1 to Post-Effective
                      Amendment No. 6 to Form S-6 Registration Statement No.
                      33-33606 of Municipal Securities Trust, Multi-State Series
                      39 on April 26, 1996 and incorporated herein by reference).

99.1.1.2 --           Trust Indenture and Agreement for Municipal Securities
                      Trust, Series 45 and 73rd Discount Series (and Subsequent
                      Series) dated June 16, 1989 (filed as Exhibit 99.1.1.2 to
                      Post- Effective Amendment No. 6 to Form S-6 Registration
                      Statement No. 33-33606 of Municipal Securities Trust,
                      Multi-State Series 39 on April 26, 1996 and incorporated herein by reference).


99.1.3.4 --           Certificate of Incorporation of Reich & Tang
                      Distributors, Inc. (filed as Exhibit 99.1.3.5 to Form S-6
                      Registration Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).

99.1.3.5 --           By-Laws of Reich & Tang Distributors, Inc.
                      (filed as Exhibit 99.1.3.6 to Form S-6 Registration
                      Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).




                                      II-1
213582.1

99.1.3.6 --           Certificate of Formation of Gruntal & Co., L.L.C.
                      (filed as Exhibit 99.1.3.6 to the Post-Effective Amendment to Form S-6 Registration Statement No. 33-31426 on April
                      25, 1997 and incorporated herein by reference).

99.1.4  --            Form of Agreement Among Underwriters dated June 16,
                      1989 (filed as Exhibit 99.1.4 to Post-Effective Amendment
                      No. 7 to Registration Statement Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 and Series 46 on
                      October 25, 1996 and incorporated herein by reference).

99.2.1 --             Form of Certificate dated June 16, 1989 (filed as
                      Exhibit 99.2.1 to Post-Effective Amendment No. 7 to
                      Registration Statement Nos. 33-29313 and 33-30144 of
                      Municipal Securities Trust, Series 45 and Series 46 on
                      October 25, 1996 and incorporated herein by reference).

99.3.1 --             Opinion of Berger Steingut Tarnoff & Stern
                      (formerly Berger & Steingut) as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Exhibit 99.3.1 to Post-Effective Amendment Nos. 5 and 4 to Form S-6
                      Registration Statements Nos. 33-42466 and 33-53854 of
                      Municipal Securities Trust, Series 52 & Multi-State Series
                      41 and Series 53 & Multi-State Series 42 on October 28,
                      1996 and incorporated herein by reference).

99.3.1.1 --           Opinion of Battle Fowler LLP as to tax status
                      of Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 99.3.1.1 to Post- Effective Amendment No. 5 to
                      Form S-6 Registration Statement No. 33-42466 of Municipal
                      Securities Trust, Series 52 and Multi-State Series 41 on
                      October 28, 1996 and incorporated by reference).

99.3.1.2 --           Opinion of Battle Fowler LLP as to tax status
                      of Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 99.3.1.2 to Post- Effective Amendment No. 1 to
                      Form S-6 Registration Statement No. 33-53854 of Municipal
                      Securities Trust, Series 53 & Multi- State Series 42 on
                      October 26, 1993 and incorporated herein by reference).

99.3.2 --             Opinion of Brown & Wood, Special California
                      Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.2 to Post-Effective Amendment Nos. 5 and 4 to
                      Form S-6 Registration Statements Nos. 33-42466 and
                      33-53854 of Municipal Securities Trust, Series 52 &
                      Multi-State Series 41 and Series 53 & Multi- State Series
                      42, respectively, on October 28, 1996 and incorporated herein by reference).


                                      II-2
213582.1

99.3.3 --             Opinion of Hunton & Williams, Special Virginia
                      Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.3 to Post-Effective Amendment Nos. 5 and 4 to
                      Form S-6 Registration Statements Nos. 33-42466 and
                      33-53854 of Municipal Securities Trust, Series 52 &
                      Multi-State Series 41 and Series 53 & Multi- State Series
                      42, respectively, on October 28, 1996 and incorporated herein by reference).

*99.5.1 --            Consent of the Evaluator.


99.6.0 --             Powers of Attorney of Reich & Tang Distributors, Inc.,
                      by its officers and a majority of its Directors (filed as Exhibit 99.6.0 to Form S-6 Registration Statement No.
                      333-44301 on January 15, 1998 and incorporated herein by reference).

99.6.1 --             Power of Attorney of Gruntal & Co., L.L.C., by its
                      officers and a majority of its Directors of the Executive
                      Committee (filed as Exhibit 99.6.1 to the Post-Effective
                      Amendment to Form S-6 Registration Statement No. 33-29989 of Municipal Securities Trust, Multi-State Series 38 on
                      October 28, 1998 and incorporated herein by reference).


99.7.0 -- Form of Agreement Among Co-Sponsors dated June 9, 1989 (filed as Exhibit 99.7.0 to Post-Effective Amendment No. 7 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).



*27           --      Financial Data Schedule(s) (for EDGAR filing only).


--------
*      Being filed by this Amendment.

                                      II-3
213582.1

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 52 & Multi-State Series 41 and Series 53 & Multi-State Series 42 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of October, 1998.


                           MUNICIPAL SECURITIES TRUST, SERIES 52 & MULTI-STATE SERIES 41 AND SERIES 53 & MULTI-STATE SERIES 42
                                    (Registrants)

                           GRUNTAL & CO., L.L.C.
                                    (Depositor)



                           By:      /s/JOANNE T. MARREN
                                   ---------------------------------
                                    Joanne T. Marren
                                    (Authorized Signatory)


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.

Name                            Title                                         Date


ROBERT P. RITTEREISER           Chief Executive Officer and                   )
                                Chairman of the Board of                      ) October 21, 1998
                                Directors                                     )
LEE FENSTERSTOCK                President and Director                        )
JOANNE T. MARREN                Executive Vice President,                     ) By: /s/JOANNE T. MARREN
                                                                                    -------------------
                                General Counsel, Secretary and                )     Joanne T. Marren
                                Director                                      )     Attorney-in-Fact*
HENRY D. GOTTMANN               Executive Vice President and                  )
                                Director                                      )
JOSEPH V. BATTIPAGLIA           Executive Vice President and                  )
                                Director                                      )
JOHN FEENEY                     Director and President of GMS                 )
JOHN CIRRITO                    Executive Vice President and                  )
                                Director                                      )
RALPH H. BRADLEY, JR.           Executive Vice President and                  )
                                Director                                      )
STEPHEN BYERS                   Executive Vice President,                     )
                                Chief Financial Officer and                   )
                                Director                                      )
STEPHEN A. GREYSER              Director                                      )
MICHAEL D. MADDEN               Director                                      )



--------
* Executed copies of the Power of Attorney were filed as Exhibit 99.6.1 to the Post-Effective Amendment to Form S-6 Registration Statement No. 33-29989 on October 28, 1998.

                                      II-4
213582.1

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 52 & Multi-State Series 41 and Series 53 & Multi-State Series 42 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of October, 1998.


                           MUNICIPAL SECURITIES TRUST, SERIES 52 & MULTI-STATE SERIES 41 AND SERIES 53 & MULTI-STATE SERIES 42
                                    (Registrants)



                           REICH & TANG DISTRIBUTORS, INC.
                                    (Depositor)



                           By:      /s/PETER J. DEMARCO
                                    -----------------------------------
                                    Peter J. DeMarco
                                    (Authorized Signatory)


                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Distributors, Inc., the Depositor, in the capacities and on the dates indicated.


Name                             Title                                        Date


RICHARD E. SMITH, III            President and Director                       )
PETER S. VOSS                    Director                                     )  October 21, 1998
G. NEAL RYLAND                   Director                                     )
STEVEN W. DUFF                   Director                                     )By: /s/PETER J. DEMARCO
                                                                                   -------------------
PETER J. DEMARCO                 Executive Vice President                     )    Peter J. DeMarco
RICHARD I. WEINER                Vice President                               )    Attorney-in-Fact*
BERNADETTE N. FINN               Vice President                               )
LORRAINE C. HYSLER               Secretary                                    )
RICHARD DE SANCTIS               Treasurer                                    )
EDWARD N. WADSWORTH              Executive Officer                            )


---------------
* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998.

                                      II-5
213582.1

                       CONSENT OF INDEPENDENT ACCOUNTANTS



We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated September 22, 1998, relating to the financial statements and financial highlights for the year ended June 30, 1998 of the Municipal Securities Trust, Series 52; Municipal Securities Trust, Multi-State Series 41, California Trust, New York Trust, Virginia Trust; Municipal Securities Trust, Series 53; and Municipal Securities Trust, Multi-State Series 42, California Trust, New York Trust, Virginia Trust, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.






PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 1998